Spartan®

Connecticut Municipal
Income Fund

and

Fidelity®
Connecticut Municipal
Money Market Fund

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Spartan Connecticut Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Managers' Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Connecticut Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements
Proxy Voting Results	<Click Here>

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Other third party marks appearing herein are the property of their respective owners.

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(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Connecticut Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® CT Municipal Income	2.95%	6.39%	34.04%	86.60%
LB Connecticut 4 Plus Year Enhanced Municipal Bond	2.99%	6.77%	36.38%	n/a*
Connecticut Municipal Debt Funds Average	2.05%	5.72%	29.16%	80.63%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Connecticut 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Connecticut investment-grade municipal bonds with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 28 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan CT Municipal Income	6.39%	6.03%	6.44%
LB Connecticut 4 Plus Year Enhanced Municipal Bond	6.77%	6.40%	n/a*
Connecticut Municipal Debt Funds Average	5.72%	5.25%	6.08%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan Connecticut Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan Connecticut Municipal Income Fund on May 31, 1992. As the chart shows, by May 31, 2002, the value of the investment would have grown to $18,660 - an 86.60% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,223 - a 92.23% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

	Six months ended May 31,	Years ended November 30,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.25%	4.86%	5.30%	4.52%	4.92%	5.19%
Capital returns	0.70%	3.61%	2.11%	-5.64%	2.28%	1.69%
Total returns	2.95%	8.47%	7.41%	-1.12%	7.20%	6.88%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended May 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.31¢	25.33¢	51.30¢
Annualized dividend rate	4.42%	4.44%	4.46%
30-day annualized yield	3.77%	-	-
30-day annualized tax-equivalent yield	6.07%	-	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.47 over the past one month, $11.43 over the past six months and $11.50 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 37.93% combined effective federal and state income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan Connecticut Municipal Income Fund

Fund Talk: The Managers' Overview

Market Recap

Continuing a recent trend, tax-free municipal bonds outperformed the returns of most categories of investment-grade taxable bonds during the six-month period ending May 31, 2002. That in and of itself was good news for municipal bond investors. But when you consider that muni bondholders were getting a better absolute return even before factoring in the higher tax-equivalent yield that munis offer, the news got even better. The steadiness of municipal bond performance during the past six months also attracted equity investors, who'd become shell-shocked by the number of earnings disappointments and corporate accounting irregularities. Other than a difficult December 2001 and March 2002, when stocks rallied and fears of potential interest rate hikes peaked, municipal bonds offered investors solid gains. For the overall six-month period, the muni market gained 2.59% according to the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds. That beat the return of the Lehman Brothers Aggregate Bond Index - a proxy for the taxable bond market - which advanced 2.25%. The muni market also outperformed most major equity benchmarks during the past six months, including the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and the NASDAQ Composite® Index.

(Portfolio Manager photograph)
Note to shareholders: The following is an interview with George Fischer (left), who managed Spartan Connecticut Municipal Income Fund during the period covered by this report, with additional comments from Mark Sommer (right), who became manager of the fund effective June 1, 2002.

Q. How did the fund perform, George?

G.F. For the six-month period ending May 31, 2002, the fund returned 2.95%. To get a sense of how the fund did relative to its competitors, the Connecticut municipal debt funds average returned 2.05% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Connecticut 4 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 2.99%. For the 12-month period ending May 31, 2002, the fund returned 6.39%, while the Lipper average returned 5.72% and the Lehman Brothers index gained 6.77%.

Semiannual Report

Spartan Connecticut Municipal Income Fund
Fund Talk: The Managers' Overview - continued

Q. What factors drove the fund's performance, and why did it beat its Lipper peers during the six-month period?

G.F. After coming under pressure in the final weeks of 2001, municipal bonds enjoyed a relatively strong first quarter of 2002 and posted respectable gains in April and May. Munis benefited from a combination of factors, one of which was strong demand. Demand was so strong, in fact, that it easily absorbed a large amount of new Connecticut municipal bonds that came to the market in the first five months of this year. Throughout the period, however, the muni market was quite volatile. That volatility, in turn, helps explain why the fund outpaced its peers during the six-month period as I continued to manage the fund so that its interest rate sensitivity was in line with the Connecticut muni market overall.

Q. Why did this approach work in the fund's favor?

G.F. Having too much or too little interest rate sensitivity at the wrong time can jeopardize returns even in the most stable market environment, but heightened market volatility only enhances the chances of being in the wrong place at the wrong time. Instead of positioning the fund based on my view of where interest rates were headed, I emphasized factors over which I have more control, such as security selection.

Q. Which specific bonds performed well? Were there any disappointments?

G.F. Bonds issued by Connecticut hospitals were particularly strong, thanks to improving financial trends in the health care industry overall. Generally speaking, bonds backed by non-tax revenues - in which the fund had a relatively large weighting compared to the Connecticut municipal market overall - also performed well. In an environment where personal income, sales and corporate tax receipts were falling as the Connecticut and national economies cooled, bonds backed by fees - including those issued by transportation authorities, electric and water utilities, and others - benefited from relatively stable revenue streams. As for disappointments, I'd say that the fund's very small stake in housing bonds were disappointing due to heightened mortgage prepayment activity, which investors tend to dislike. That said, the fund's stake in them was quite small relative to the New Jersey market overall.

Q. Turning to you, Mark, what's ahead for the Connecticut municipal market and the fund?

M.S. In addition to the direction of interest rates, the Connecticut muni market will be affected by supply and demand trends. As George mentioned earlier, the supply of Connecticut municipals has expanded quite significantly so far this year, and it's likely that supply will continue to grow as issuers look to the debt markets to help close the gap between rising expenditures and lower tax receipts. If demand holds steady, I would expect the additional supply to be absorbed by the market. If not, then the Connecticut market could come under some temporary pressure until the added supply works its way through. In terms of what's ahead for the fund, I plan to continue to pursue many of the strategies already in place, including the emphasis on high-quality bonds and the approach to managing interest rate sensitivity.

Semiannual Report

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income, exempt from federal and Connecticut personal income taxes

Fund number: 407

Trading symbol: FICNX

Start date: October 29, 1987

Size: as of May 31, 2002, more than $416 million

Manager: Mark Sommer, since June 2002; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1996

3

Mark Sommer on Connecticut budgetary issues:

"Like the vast majority of issuers of municipal bonds across the country, Connecticut issuers continue to struggle with the twin challenges of falling tax receipts and rising expenditures. The state of Connecticut, for example, has been working diligently to keep a balanced budget amid falling personal income and corporate taxes, as well as increased expenditures on health care and security, among other items. So far, the state has handled these challenges rather reasonably. The state legislature and governor work quite closely and frequently to monitor any potential budget gap that may crop up and have installed an orderly process to address any potential shortfalls. As a portfolio manager, I will be watching these and other developments closely. Drawing on the insights of Fidelity's credit research team, I'll work to ascertain the seriousness of the state's budget challenges on an ongoing basis, the efficacy of the state's proposed solutions, and how these problems may ´trickle down' to local municipal issuers that depend on the state for some funding."

  As of May 31, 2002, the fund had nearly 10% of net assets in bonds issued by Puerto Rico. As a territory of the United States, Puerto Rican municipal bonds are tax-free in all 50 states.

Semiannual Report

Spartan Connecticut Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.3	39.1
Special Tax	12.0	12.2
Escrowed/Pre-Refunded	11.9	10.7
Health Care	9.8	11.7
Education	7.9	8.0
Average Years to Maturity as of May 31, 2002
		6 months ago
Years	13.1	12.8
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2002
6 months ago
Years	6.8	6.5

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification
As of May 31, 2002	As of November 30, 2001
Aaa 67.6%	Aaa 66.7%
Aa, A 27.9%	Aa, A 29.2%
Baa 4.5%	Baa 4.1%

Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan Connecticut Municipal Income Fund

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Connecticut - 88.0%
Branford Gen. Oblig.:
5% 5/15/05 (MBIA Insured)	Aaa	$ 1,400,000	$ 1,488,900
5.25% 5/15/13 (MBIA Insured)	Aaa	500,000	540,935
7% 6/15/08 (FGIC Insured)	Aaa	500,000	588,080
7% 6/15/09 (FGIC Insured)	Aaa	500,000	595,200
Bridgeport Gen. Oblig.:
Series 2001 C:
5.375% 8/15/12 (FGIC Insured)	Aaa	3,290,000	3,564,945
5.375% 8/15/15 (FGIC Insured)	Aaa	1,070,000	1,140,106
Series A:
6% 9/1/05 (AMBAC Insured)	Aaa	4,000,000	4,389,600
6% 7/15/11 (FGIC Insured)	Aaa	1,320,000	1,498,385
6.125% 7/15/15 (FGIC Insured)	Aaa	6,235,000	7,034,140
6.5% 9/1/07 (AMBAC Insured)	Aaa	2,290,000	2,623,859
Series C, 5.375% 8/15/14 (FGIC Insured)	Aaa	2,305,000	2,474,026
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (c)	Aaa	6,750,000	6,605,618
5.25% 10/1/09 (FGIC Insured) (c)	Aaa	3,100,000	3,311,389
5.25% 10/1/10 (FGIC Insured) (c)	Aaa	3,390,000	3,626,012
5.25% 10/1/11 (FGIC Insured) (c)	Aaa	4,150,000	4,457,930
5.25% 10/1/12 (FGIC Insured) (c)	Aaa	4,075,000	4,360,291
Connecticut Clean Wtr. Fund Rev.:
Series 1991, 7% 1/1/11	Aaa	140,000	142,201
5.5% 10/1/16	Aaa	2,780,000	2,988,305
6% 10/1/12	Aaa	6,000,000	6,900,000
6.8% 7/1/05	Aaa	130,000	132,014
Connecticut Dev. Auth. Rev. (Hartford Civic Ctr. Proj.) Series A:
6% 11/15/07	Aa3	1,525,000	1,721,847
6% 11/15/08	Aa3	1,525,000	1,728,145
6% 11/15/09	Aa3	1,525,000	1,732,476
Connecticut Dev. Auth. Wtr. Facilities Rev. (Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (c)	Aaa	3,000,000	3,221,640
Connecticut Gen. Oblig.:
(College Savings Plan Proj.) Series B, 0% 11/1/09	Aa2	4,000,000	2,952,320
Series 1997 D, 5.5% 12/1/07	Aa2	1,235,000	1,365,577
Series 1998 B, 5.5% 3/15/08	Aa2	3,850,000	4,223,489
Series 1999 B, 5.875% 11/1/16	Aa2	4,550,000	4,982,205
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series 2000 A, 6% 4/15/17 (Pre-Refunded to 4/15/10 @ 101) (d)	Aa2	$ 5,840,000	$ 6,693,399
Series 2000 C, 6.5% 11/1/07	Aa2	1,000,000	1,139,790
Series A:
5.25% 6/15/12 (FGIC Insured)	Aa2	1,975,000	2,114,810
5.25% 3/1/13 (Pre-Refunded to 3/1/07 @ 101) (d)	Aa2	1,500,000	1,641,495
6% 3/1/06	Aa2	2,700,000	2,979,288
Series B:
5.25% 6/15/07	Aa2	1,410,000	1,533,967
5.375% 6/15/13	Aa2	6,325,000	6,840,994
5.375% 6/15/18	Aa2	8,840,000	9,197,666
5.5% 11/1/17	Aa2	1,500,000	1,590,735
5.75% 11/1/10	Aa2	1,000,000	1,118,060
5.75% 6/15/12	Aa2	1,500,000	1,656,240
Series D:
5.125% 11/15/15	Aa2	10,000,000	10,440,300
5.125% 11/15/18	Aa2	5,000,000	5,108,200
Series E:
5.125% 11/15/13	Aa2	1,500,000	1,594,515
6% 3/15/12	Aa2	1,365,000	1,560,918
6% 3/15/12 (Escrowed to Maturity) (d)	-	35,000	39,916
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	Aaa	4,695,000	4,883,645
(Greenwich Hosp. Proj.) Series A, 5.8% 7/1/26 (MBIA Insured)	Aaa	6,210,000	6,472,621
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	AAA	2,500,000	2,458,225
5.2% 8/1/38	AAA	4,190,000	4,132,052
(Hosp. for Spl. Care Issue Proj.) Series B, 5.375% 7/1/17	Baa2	2,700,000	2,517,075
(Kent School Proj.) Series B:
5.1% 7/1/07 (MBIA Insured)	Aaa	265,000	281,059
5.25% 7/1/08 (MBIA Insured)	Aaa	305,000	322,971
(Loomis Chaffee School Proj.):
Series C, 5.5% 7/1/26 (MBIA Insured)	Aaa	1,430,000	1,457,699
Series D, 5.25% 7/1/31	A2	2,000,000	2,006,740
Series E, 5% 7/1/25	A2	1,000,000	965,990
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (d)	Aaa	3,195,000	3,972,439
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	Aaa	$ 1,940,000	$ 2,039,386
(Quinnipiac College Proj.) Series D:
6% 7/1/13	BBB	1,300,000	1,314,625
6% 7/1/23	BBB	940,000	947,050
(Sacred Heart Univ. Proj.) Series C:
6% 7/1/06 (Escrowed to Maturity) (d)	Baa3	190,000	210,461
6.5% 7/1/16 (Pre-Refunded to 7/1/06 @ 102) (d)	Baa3	3,020,000	3,455,665
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	Aaa	4,050,000	4,325,360
6.5% 7/1/11 (AMBAC Insured)	Aaa	3,280,000	3,858,986
6.5% 7/1/13 (AMBAC Insured)	Aaa	3,125,000	3,700,344
(Trinity College Issue Prog.) Series E, 5.875% 7/1/26 (MBIA Insured)	Aaa	3,500,000	3,670,975
(Veterans Memorial Med. Ctr. Proj.) Series A:
5.5% 7/1/26 (MBIA Insured)	Aaa	3,770,000	3,837,106
6.25% 7/1/05 (MBIA Insured)	Aaa	2,265,000	2,492,746
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	Aaa	8,500,000	8,483,085
5.929% 6/10/30	Aaa	10,400,000	10,622,248
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A:
5.5% 11/15/09 (c)	Aa3	915,000	973,597
7.2% 11/15/10 (c)	Aa3	565,000	578,029
Connecticut Hsg. Fin. Auth. Rev. (Hsg. Mtg. Fin. Prog.) Series B, 6.2% 5/15/12	Aaa	2,500,000	2,577,075
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series A:
6% 1/1/04 (MBIA Insured)	Aaa	1,790,000	1,891,081
6% 1/1/05 (MBIA Insured)	Aaa	1,880,000	2,030,193
6% 1/1/06 (MBIA Insured)	Aaa	2,000,000	2,193,220
Connecticut Resource Recovery Auth. Resource Recovery Rev.:
(Bridgeport Resco Co. LP Proj.):
5.375% 1/1/06 (MBIA Insured)	Aaa	500,000	537,820
5.5% 1/1/08 (MBIA Insured)	Aaa	1,000,000	1,089,660
(Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (c)	Aaa	3,000,000	3,114,030
5.5% 11/15/09 (MBIA Insured) (c)	Aaa	2,000,000	2,175,940
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Resources Recovery Auth. (Mid-Connecticut Sys. Proj.) Series A, 5.25% 11/15/08 (MBIA Insured)	Aaa	$ 3,300,000	$ 3,581,028
Connecticut Spl. Assessment Second Injury Fund Series 2000 A, 5.125% 1/1/13 (FSA Insured)	Aaa	2,000,000	2,124,180
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
Series 1996 B, 5.4% 10/1/10 (MBIA Insured) (Pre-Refunded to 10/1/06 @ 101) (d)	Aaa	4,545,000	5,021,907
Series 1996 C, 6% 10/1/08 (MBIA Insured)	Aaa	1,000,000	1,132,110
Series A:
5.125% 9/1/05	Aa3	2,250,000	2,367,720
5.5% 11/1/06 (FSA Insured)	Aaa	1,000,000	1,098,570
7.125% 6/1/10	Aaa	3,550,000	4,265,467
Series B:
0% 6/1/08	Aa3	3,500,000	2,766,295
5.5% 11/1/07 (FSA Insured)	Aaa	7,300,000	8,075,990
6.125% 9/1/12	Aa3	7,115,000	8,184,456
6.15% 9/1/09	Aa3	1,500,000	1,713,165
6.5% 10/1/07 (Escrowed to Maturity) (d)	Aaa	2,250,000	2,601,045
6.5% 10/1/10	Aa3	3,400,000	3,986,908
6.5% 10/1/12	Aa3	7,100,000	8,427,345
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5% 1/1/04 (c)	BBB	1,000,000	1,013,990
Meriden Gen. Oblig.:
6.25% 8/1/05 (FGIC Insured)	Aaa	1,500,000	1,658,535
6.25% 8/1/06 (FGIC Insured)	Aaa	2,000,000	2,247,920
Naugatuck Gen. Oblig.:
7.25% 9/1/04 (MBIA Insured)	Aaa	215,000	237,984
7.4% 9/1/07 (MBIA Insured)	Aaa	370,000	440,770
7.4% 9/1/08 (MBIA Insured)	Aaa	370,000	445,384
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	Aaa	2,000,000	2,289,560
6% 4/15/07 (AMBAC Insured)	Aaa	1,615,000	1,806,491
6% 2/1/12 (MBIA Insured)	Aaa	400,000	457,512
7% 4/1/07 (MBIA Insured)	Aaa	580,000	672,504
7% 4/1/08 (MBIA Insured)	Aaa	580,000	678,994
New Haven Air Rights Packaging Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	Aaa	1,165,000	1,281,255
New Haven Gen. Oblig.:
Series A, 6% 8/1/05 (FGIC Insured)	Aaa	3,410,000	3,744,794
7% 2/15/05 (FGIC Insured)	Aaa	750,000	832,605
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Connecticut - continued
Newtown Gen. Oblig. 6% 6/15/06 (MBIA Insured)	Aaa	$ 785,000	$ 872,104
North Thompsonville Fire District #10:
6.75% 6/1/07 (MBIA Insured)	Aaa	180,000	207,767
6.75% 6/1/08 (MBIA Insured)	Aaa	190,000	221,525
6.75% 6/1/09 (MBIA Insured)	Aaa	200,000	235,128
6.75% 6/1/10 (MBIA Insured)	Aaa	215,000	254,822
6.75% 6/1/11 (MBIA Insured)	Aaa	230,000	274,960
South Central Reg'l Wtr. Auth. Wtr. Sys. Rev. Series 11:
5.625% 8/1/05 (FGIC Insured)	Aaa	4,000,000	4,223,360
5.75% 8/1/12 (FGIC Insured)	Aaa	4,490,000	4,746,020
Stamford Gen. Oblig.:
5% 7/15/09	Aaa	1,000,000	1,078,690
5.25% 7/15/12	Aaa	5,000,000	5,315,450
5.5% 7/15/13	Aaa	2,675,000	2,950,980
5.5% 7/15/14	Aaa	1,250,000	1,368,175
6.6% 1/15/07	Aaa	295,000	336,893
6.6% 1/15/08	Aaa	1,480,000	1,708,349
6.6% 1/15/09	Aaa	1,000,000	1,166,760
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (b)(c)	Baa1	6,000,000	5,950,140
Stratford Gen. Oblig. 7% 6/15/08 (FGIC Insured)	Aaa	500,000	588,080
Suffield Gen. Oblig.:
5.125% 6/15/13 (MBIA Insured)	Aaa	1,000,000	1,061,460
5.125% 6/15/14 (MBIA Insured)	Aaa	1,335,000	1,405,795
Univ. of Connecticut Series A:
5.375% 4/1/15	Aa2	1,400,000	1,498,126
5.375% 4/1/16	Aa2	4,475,000	4,744,932
Univ. of Connecticut Rev.:
(Student Fee Prog.) Series A:
5.75% 11/15/29 (FGIC Insured) (Pre-Refunded to 11/15/10 @ 101) (d)	Aaa	6,850,000	7,787,697
6% 11/15/25 (FGIC Insured) (Pre-Refunded to 11/15/10 @ 101) (d)	Aaa	4,000,000	4,618,840
Series A, 5% 5/15/30	Aa3	1,500,000	1,464,945
West Hartford Gen. Oblig.:
5% 7/15/11	Aaa	1,500,000	1,566,075
6.5% 7/15/05	Aaa	2,000,000	2,226,520
6.5% 7/15/06	Aaa	2,000,000	2,270,420
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Connecticut - continued
Wolcott Gen. Oblig.:
7% 6/15/09 (FGIC Insured)	Aaa	$ 445,000	$ 529,728
7% 6/15/10 (FGIC Insured)	Aaa	440,000	528,651
Woodstock Spl. Oblig. Rev. (Woodstock Academy Proj.) 7% 3/1/08 (AMBAC Insured)	Aaa	725,000	734,266
			366,320,268
Puerto Rico - 9.9%
Puerto Rico Commonwealth Gen. Oblig.:
5.5% 7/1/11 (FGIC Insured)	Aaa	4,600,000	5,122,192
5.75% 7/1/26 (MBIA Insured) (Pre-Refunded to 7/1/10 @ 100) (d)	Aaa	3,700,000	4,202,904
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	Aaa	2,750,000	2,702,233
Series Y, 5.5% 7/1/36 (FSA Insured)	Aaa	1,500,000	1,565,475
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.:
Series A, 4.75% 7/1/38 (MBIA Insured)	Aaa	1,000,000	933,450
Series B, 6% 7/1/31 (Pre-Refunded to 7/1/10 @ 101) (d)	Baa1	2,250,000	2,602,778
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	Aaa	6,215,000	6,468,510
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series AA, 5.375% 7/1/14 (MBIA Insured)	Aaa	3,250,000	3,450,460
Series HH, 5.25% 7/1/29 (FSA Insured)	Aaa	12,435,000	12,571,035
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	Aaa	1,250,000	1,302,775
			40,921,812
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $385,469,217)	407,242,080
NET OTHER ASSETS - 2.1%	8,897,229
NET ASSETS - 100%	$ 416,139,309
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.3%
Special Tax	12.0
Escrowed/Pre-Refunded	11.9
Health Care	9.8
Education	7.9
Transportation	6.1
Water & Sewer	5.3
Electric Utilities	5.3
Others* (individually less than 5%)	6.4
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $52,876,912 and $61,794,752, respectively.
Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $385,365,947. Net unrealized appreciation aggregated $21,876,133, of which $22,804,278 related to appreciated investment securities and $928,145 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $385,469,217) - See accompanying schedule		$ 407,242,080
Cash		3,830,351
Receivable for fund shares sold		198,522
Interest receivable		5,539,143
Other receivables		4,556
Total assets		416,814,652
Liabilities
Payable for fund shares redeemed	$ 56,641
Distributions payable	436,486
Accrued management fee	131,604
Other payables and accrued expenses	50,612
Total liabilities		675,343
Net Assets		$ 416,139,309
Net Assets consist of:
Paid in capital		$ 393,523,893
Undistributed net investment income		10,451
Accumulated undistributed net realized gain (loss) on investments		832,102
Net unrealized appreciation (depreciation) on investments		21,772,863
Net Assets, for 36,127,389 shares outstanding		$ 416,139,309
Net Asset Value, offering price and redemption price per share ($416,139,309 ÷ 36,127,389 shares)		$ 11.52

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Connecticut Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2002 (Unaudited)
Investment Income
Interest		$ 10,297,885
Expenses
Management fee	$ 792,327
Transfer agent fees	141,709
Accounting fees and expenses	66,397
Non-interested trustees' compensation	654
Custodian fees and expenses	3,373
Registration fees	21,114
Audit	16,844
Legal	4,609
Miscellaneous	1,131
Total expenses before reductions	1,048,158
Expense reductions	(45,074)	1,003,084
Net investment income (loss)		9,294,801
Realized and Unrealized Gain (Loss) Net Realized Gain (Loss) on Investment securities		1,319,167
Change in net unrealized appreciation (depreciation) on investment securities		1,510,904
Net gain (loss)		2,830,071
Net increase (decrease) in net assets resulting from operations		$ 12,124,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,294,801	$ 17,871,913
Net realized gain (loss)	1,319,167	3,412,449
Change in net unrealized appreciation (depreciation)	1,510,904	9,172,474
Net increase (decrease) in net assets resulting from operations	12,124,872	30,456,836
Distributions to shareholders from net investment income	(9,284,835)	(17,861,311)
Distributions to shareholders from net realized gain	(2,501,810)	(31,389)
Total distributions	(11,786,645)	(17,892,700)
Share transactions Net proceeds from sales of shares	38,783,189	95,376,864
Reinvestment of distributions	8,410,338	12,759,252
Cost of shares redeemed	(47,730,726)	(51,554,112)
Net increase (decrease) in net assets resulting from share transactions	(537,199)	56,582,004
Redemption fees	1,722	5,865
Total increase (decrease) in net assets	(197,250)	69,152,005
Net Assets
Beginning of period	416,336,559	347,184,554
End of period (including undistributed net investment income of $10,451 and undistributed net investment income of $32,169, respectively)	$ 416,139,309	$ 416,336,559
Other Information Shares
Sold	3,388,897	8,290,563
Issued in reinvestment of distributions	737,154	1,111,235
Redeemed	(4,179,875)	(4,480,086)
Net increase (decrease)	(53,824)	4,921,712

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.510	$ 11.110	$ 10.880	$ 11.580	$ 11.420	$ 11.240
Income from Invest- ment Operations
Net investment income (loss)	.254 D	.527 D	.549 D	.526	.541	.559
Net realized and unrealized gain (loss)	.078	.401	.233	(.651)	.260	.190
Total from investment operations	.332	.928	.782	(.125)	.801	.749
Distributions from net investment income	(.253)	(.527)	(.553)	(.526)	(.541)	(.559)
Distributions from net realized gain	(.069)	(.001)	-	(.029)	(.100)	(.010)
Distributions in excess of net realized gain	-	-	-	(.021)	-	-
Total distributions	(.322)	(.528)	(.553)	(.576)	(.641)	(.569)
Redemption fees added to paid in capital	-	-	.001	.001	-	-
Net asset value, end of period	$ 11.520	$ 11.510	$ 11.110	$ 10.880	$ 11.580	$ 11.420
Total ReturnB, C	2.95%	8.47%	7.41%	(1.12)%	7.20%	6.88%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.50%	.51%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.50% A	.50%	.51%	.55%	.55%	.55%
Expenses net of all reductions	.48% A	.41%	.42%	.49%	.54%	.55%
Net investment income (loss)	4.45% A	4.59%	5.04%	4.69%	4.71%	4.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 416,139	$ 416,337	$ 347,185	$ 346,113	$ 373,433	$ 341,633
Portfolio turnover rate	26% A	17%	27%	23%	8%	12%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity CT Municipal Money Market	0.50%	1.44%	14.29%	29.83%
Connecticut Tax-Free Money Market Funds Average	0.40%	1.21%	13.09%	28.02%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Connecticut tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 11 money market funds.

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity CT Municipal Money Market	1.44%	2.71%	2.64%
Connecticut Tax-Free Money Market Funds Average	1.21%	2.49%	2.50%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Performance - continued

Yields

	6/3/02	2/25/02	12/3/01	9/3/01	5/28/01
Fidelity Connecticut Municipal Money Market Fund	1.01%	0.87%	1.13%	1.78%	2.52%

If Fidelity had not reimbursed certain fund expenses	0.94%	-	-	-	-

Connecticut Tax-Free Money Market Funds Average	0.89%	0.72%	1.07%	1.54%	2.27%

Fidelity Connecticut Municipal Money Market Fund - Tax-equivalent	1.63%	1.40%	1.83%	2.88%	4.06%

If Fidelity had not reimbursed certain fund expenses	1.52%	-	-	-	-

Portion of fund's income subject to state taxes	0.25%	20.34%	21.56%	5.22%	0.69%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Connecticut tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 37.93%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Kim Miller, Portfolio Manager of Fidelity Connecticut Municipal Money Market Fund

Q. Kim, what was the investment environment like during the six months that ended May 31, 2002?

A. The environment was characterized by greater economic stability and relatively level interest rates. During the period, the rate of economic growth stopped declining and began to increase, as aggressive cuts in short-term interest rates implemented by the Federal Reserve Board in 2001 started to take hold. The last of those cuts occurred in December 2001. The absence of a further decline in economic growth provided the impetus for the Fed to move from a bias toward lowering rates to a more neutral stance. When growth in gross domestic product (GDP) came in at a strong annual rate of 6.1% in the first quarter of 2002, the market anticipated that the Fed would quickly shift to a tightening bias, looking to raise rates in order to keep growth at non-inflationary levels. However, the market pulled back in April when economic data came in weaker than expected. Overall, interest rates remained relatively stable following the Fed's last interest rate cut.

Q. How would you characterize the fiscal health of the state of Connecticut?

A. Connecticut, like many states, suffered from reduced tax revenues due to the recession of 2001. In addition, the state government is highly dependent on capital gains taxes to fund operations, and this source of revenue diminished on the heels of declines in the stock market. As a result, the state government has wrestled with a budget gap. Fortunately, relationships within the Connecticut state legislature are more harmonious than in many other states. Lawmakers have maintained fiscal responsibility and have managed to alleviate the budget shortfalls through spending cuts and by drawing down the state's cash reserves. These measures have solved the problems for the time being, but may leave the state in a less favorable position in 2003. To this point, these developments have not influenced either my management or the performance of the fund.

Q. What was your strategy with the fund?

A. The investment environment typically would have called for me to extend the fund's average maturity to take advantage of opportunities further out on the yield curve. That's because the economy rebounded sharply in the first quarter and the market started pricing in more aggressive Fed tightening than I anticipated. I also continued to be concerned about low levels of capacity utilization in manufacturing and weak employment reports. However, as is typical, supply of longer-term money market securities in the Connecticut market was constrained. As a result, there was very little value offered by longer-term Connecticut money market investments. In response, I focused most of my purchases among short-term variable rate demand notes (VRDNs) - securities with yields that are reset daily or weekly in response to market rates - because they offered the best value. In addition, I invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In virtually all cases, yields on Connecticut obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to Connecticut tax. Although more of shareholders' income will be taxable than if I had exclusively purchased Connecticut obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on May 31, 2002, was 1.01%, compared to 1.17% six months ago. The more recent seven-day yield was the equivalent of a 1.64% taxable rate of return for Connecticut investors in the 37.93% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through May 31, 2002, the fund's six-month total return was 0.50%, compared to 0.40% for the Connecticut tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Kim?

A. I expect interest rates to remain steady through the summer, and I look for the Fed to switch to a tightening bias by early fall. As the summer progresses, I expect to maintain a neutral approach unless rates start to rise in anticipation of Fed tightening. At that point, I would look for opportunities to capture higher yields in longer-term municipal money market securities, provided that tight supply does not make these investments unattractive.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high current income exempt from federal and, to the extent possible, from Connecticut personal income tax, while maintaining share price stability

Fund number: 418

Trading symbol: FCMXX

Start date: August 29, 1989

Size: as of May 31, 2002, more than $987 million

Manager: Kim Miller, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

3

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/02	% of fund's investments 11/30/01	% of fund's investments 5/31/01
0 - 30	83.1	81.4	70.9
31 - 90	5.7	3.1	13.8
91 - 180	7.6	8.4	7.9
181 - 397	3.6	7.1	7.4
Weighted Average Maturity
	5/31/02	11/30/01	5/31/01
Fidelity Connecticut Municipal Money Market Fund	29 Days	39 Days	45 Days
Connecticut Municipal Money Market Funds Average *	38 Days	41 Days	36 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2002	As of November 30, 2001
Variable Rate Demand Notes (VRDNs) 56.9%	Variable Rate Demand Notes (VRDNs) 56.5%
Commercial Paper (including CP Mode) 5.8%	Commercial Paper (including CP Mode) 3.5%
Tender Bonds 0.1%	Tender Bonds 1.8%
Municipal Notes 7.3%	Municipal Notes 13.1%
Municipal Money Market Funds 17.9%	Municipal Money Market Funds 18.3%
Other Investments and Net Other Assets 12.0%	Other Investments and Net Other Assets 6.8%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.7%
	Principal Amount	Value (Note 1)
Connecticut - 72.3%
Bethel Gen. Oblig. BAN 3% 7/5/02	$ 8,900,000	$ 8,904,040
Burlington Gen. Oblig. BAN 1.75% 8/15/02	2,300,000	2,301,498
Connecticut Arpt. Rev. Participating VRDN:
Series BS 01 128, 1.5% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(f)	6,285,000	6,285,000
Series BS 01 129, 1.42% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(d)(f)	17,915,000	17,915,000
Connecticut Clean Wtr. Fund Rev.:
Bonds 5.7% 2/1/03	2,300,000	2,360,041
Participating VRDN Series ROC II R90, 1.35% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	5,665,000	5,665,000
Connecticut Dev. Auth. Arpt. Facility Rev.:
(Bradley Arpt. Hotel Proj.):
Series 1997 A, 1.35%, LOC KBC Bank NV, VRDN (a)	4,100,000	4,100,000
Series 1997 B, 1.35%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
Series 1997 C, 1.35%, LOC Fleet Nat'l. Bank, VRDN (a)	1,000,000	1,000,000
(Learjet, Inc. Proj.) 1.5%, LOC Bank of America NA, VRDN (a)(d)	3,100,000	3,100,000
Connecticut Dev. Auth. Indl. Dev. Rev.:
(Lapham Hickey Steel Corp. Proj.) 1.5%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	1,795,000	1,795,000
(Rojo Enterprises LLC Proj.) 1.4%, LOC Fleet Bank NA, VRDN (a)	2,250,000	2,250,000
(W.E. Bassett Co. Proj.) Series 1986, 1.45%, LOC Fleet Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Connecticut Dev. Auth. Poll. Cont. Rev.:
Bonds (New England Pwr. Co. Proj.) Series 1999:
1.3% tender 6/5/02, CP mode	6,900,000	6,899,910
1.35% tender 7/22/02, CP mode	2,000,000	2,000,000
(Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.35% (AMBAC Insured) (BPA Bank of New York NA), VRDN (a)(d)	26,200,000	26,200,000
Connecticut Gen. Oblig.:
Bonds:
Series 2002 A, 3% 4/15/03	11,750,000	11,860,917
Series A:
4.875% 11/15/02	1,000,000	1,015,421
5.8% 3/15/14 (Pre-Refunded to 3/15/03 @ 102) (e)	5,000,000	5,268,915
Series B, 4% 6/15/02	20,000,000	20,010,906
Series D, 3% 11/15/02	8,375,000	8,410,591
Series F, 3% 11/15/02	11,855,000	11,925,036
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Participating VRDN:
Series EGL 01 0701, 1.35% (Liquidity Facility Citibank NA, New York) (a)(f)	$ 25,000,000	$ 25,000,000
Series MSDW 00 514, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	9,595,000	9,595,000
Series MSDW 01 529, 1.32% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	33,270,000	33,270,000
Series MSDW 01 571, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	25,245,000	25,245,000
Series MSDW 01 617, 1.4% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	13,935,000	13,935,000
Series MSDW 611, 1.4% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	2,772,500	2,772,500
Series Putters 00 174, 1.33% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,995,000	5,995,000
Series Putters 190, 1.33% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	2,345,000	2,345,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
(New Britain Memorial Hosp. Proj.) Series A, 7.75% 7/1/22 (Pre-Refunded to 7/1/02 @ 102) (e)	6,500,000	6,661,980
(Yale Univ. Proj.):
Series S1:
1.35% tender 6/12/02, CP mode	19,900,000	19,900,000
1.45% tender 9/10/02, CP mode	5,000,000	5,000,000
1.5% tender 9/9/02, CP mode	10,500,000	10,500,000
1.55% tender 7/11/02, CP mode	6,535,000	6,535,000
Series S2, 1.5% tender 7/11/02, CP mode	5,800,000	5,800,000
(Yale-New Haven Hosp. Proj.) Series E, 3%, tender 6/1/02 (FGIC Insured) (a)	1,000,000	1,000,000
(Greater Hartford YMCA Proj.) Series A, 1.4% (Liquidity Facility Fleet Nat'l. Bank), VRDN (a)	5,580,000	5,580,000
(Health Care Cap. Asset Prog.) Series A1, 1.3%, LOC Fleet Nat'l. Bank, VRDN (a)	22,610,000	22,610,000
(Yale Univ. Proj.) Series 2001 V1, 1.65%, VRDN (a)	2,000,000	2,000,000
Connecticut Hsg. Fin. Auth. Rev.:
Participating VRDN:
Series BA 99 D, 1.33% (Liquidity Facility Bank of America NA) (a)(d)(f)	19,995,000	19,995,000
Series Merlots 00 BBB, 1.4% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	6,020,000	6,020,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Hsg. Fin. Auth. Rev.: - continued
Series Merlots 00 P, 1.4% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	$ 2,855,000	$ 2,855,000
Series Merlots 97 L, 1.4% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	10,095,000	10,095,000
Series PA 880 R, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	18,870,000	18,870,000
Series PA 932 R, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	13,335,000	13,335,000
Series PT 81, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(d)(f)	3,360,000	3,360,000
Series ROC II R91, 1.35% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	7,405,000	7,405,000
(Hsg. Mtg. Fin. Prog.):
Series 1990 C, 1.5%, VRDN (a)(d)	7,995,000	7,995,000
Series 1990 D, 1.5%, VRDN (a)(d)	7,507,000	7,507,000
Series B3, 1.3% (AMBAC Insured), VRDN (a)(d)	25,000,000	25,000,000
Connecticut Spl. Tax Oblig. Rev.:
Bonds (Trans. Infrastructure Proj.) Series A:
4.375% 9/1/02 (FSA Insured)	1,000,000	1,007,107
4.8% 9/1/02	1,000,000	1,008,431
Participating VRDN:
Putters 01 168, 1.33% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,965,000	5,965,000
Series MSDW 00 292, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	4,715,000	4,715,000
Series MSDW 00 372, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	1,350,000	1,350,000
Series MSDW 00 501, 1.37% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	6,250,000	6,250,000
Series MSDW 00 504, 1.37% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	4,762,500	4,762,500
Series MSDW 01 545, 1.37% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	3,847,500	3,847,500
Series PA 966R, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,495,000	4,495,000
Series PT 368, 1.32% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	10,000,000	10,000,000
Series ROC II R122, 1.35% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	12,265,000	12,265,000
Series ROC II R83, 1.35% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	5,215,000	5,215,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Connecticut - continued
Connecticut Spl. Tax Oblig. Rev.: - continued
(Trans. Infrastructure Proj.) Series 1, 1.35%, LOC Commerzbank AG, VRDN (a)	$ 61,760,000	$ 61,759,998
Series 2000 1, 1.35% (FGIC Insured), VRDN (a)	41,110,000	41,110,000
Coventry Gen. Oblig. BAN 2.6% 12/12/02	2,500,000	2,509,115
Danbury Gen. Oblig. BAN 2% 11/7/02	5,770,000	5,783,553
Danbury Hsg. Auth. 1.38%, LOC Wachovia Bank NA, VRDN (a)	11,000,000	11,000,000
East Lyme Gen. Oblig. BAN 3.1% 8/9/02	11,000,000	11,011,354
Greenwich Gen. Oblig. BAN 2.5% 1/8/03	10,000,000	10,053,611
Groton Gen. Oblig. BAN 2% 7/24/02	7,565,000	7,569,362
North Haven Gen. Oblig. BAN:
3.25% 6/15/02	2,600,000	2,600,681
3.5% 6/15/02	1,500,000	1,500,518
Plainville Gen. Oblig. BAN 2% 12/12/02	2,300,000	2,307,458
Redding Gen. Oblig. BAN 3% 8/20/02	1,065,000	1,066,070
Shelton Gen. Oblig. BAN:
2.25% 6/27/02	1,395,000	1,395,355
2.5% 11/13/02	12,555,000	12,591,181
Trumbull Gen. Oblig. Bonds 5% 6/1/02	1,000,000	1,000,000
Weston Gen. Oblig. BAN 3.25% 8/1/02	1,985,000	1,987,199
		713,574,748
Guam - 2.7%
Guam Pwr. Auth. Rev.:
Bonds Series A, 6.3% 10/1/22 (Pre-Refunded to 10/1/02 @ 102) (e)	15,000,000	15,536,518
Participating VRDN Series PA 531, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	11,025,000	11,025,000
		26,561,518
Puerto Rico - 3.8%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series Merlots 00 EE, 1.4% (Liquidity Facility Wachovia Bank NA) (a)(f)	1,900,000	1,900,000
Series Merlots 01 A107, 1.4% (Liquidity Facility Wachovia Bank NA) (a)(f)	3,895,000	3,895,000
Series MSDW 00 312, 1.32% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(f)	2,425,000	2,425,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Participating VRDN Series RobIns 14, 1.35% (Liquidity Facility Bank of New York NA) (a)(f)	15,995,000	15,995,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN Series EGL 00 5101, 1.35% (Liquidity Facility Citibank NA, New York) (a)(f)	$ 10,000,000	$ 10,000,000
Puerto Rico Hwy. & Trans. Auth. Participating VRDN Series BS 00 91, 1.5% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(f)	3,000,000	3,000,000
		37,215,000
	Shares
Other - 17.9%
Fidelity Municipal Cash Central Fund, 1.57% (b)(c)	176,758,126	176,758,126
TOTAL INVESTMENT PORTFOLIO - 96.7%		954,109,392
NET OTHER ASSETS - 3.3%		32,900,793
NET ASSETS - 100%		$ 987,010,185
Total Cost for Income Tax Purposes $ 954,109,392
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 954,109,392
Cash		31,348,937
Receivable for investments sold		44,322
Receivable for fund shares sold		7,208,146
Interest receivable		3,623,107
Other receivables		15,223
Total assets		996,349,127
Liabilities
Payable for fund shares redeemed	$ 8,850,604
Distributions payable	58,691
Accrued management fee	298,831
Other payables and accrued expenses	130,816
Total liabilities		9,338,942
Net Assets		$ 987,010,185
Net Assets consist of:
Paid in capital		$ 987,004,441
Accumulated net realized gain (loss) on investments		5,744
Net Assets, for 986,929,440 shares outstanding		$ 987,010,185
Net Asset Value, offering price and redemption price per share ($987,010,185 ÷ 986,929,440 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Connecticut Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2002 (Unaudited)
Investment Income
Interest		$ 6,536,786
Expenses
Management fee	$ 1,679,435
Transfer agent fees	444,753
Accounting fees and expenses	55,512
Non-interested trustees' compensation	1,492
Custodian fees and expenses	6,316
Registration fees	39,676
Audit	11,400
Legal	14,092
Miscellaneous	5,500
Total expenses before reductions	2,258,176
Expense reductions	(259,481)	1,998,695
Net investment income		4,538,091
Net Realized Gain (Loss) on Investment securities		3,219
Net increase in net assets resulting from operations		$ 4,541,310

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,538,091	$ 18,704,078
Net realized gain (loss)	3,219	66,694
Net increase (decrease) in net assets resulting from operations	4,541,310	18,770,772
Distributions to shareholders from net investment income	(4,538,091)	(18,704,078)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	933,892,422	1,880,982,677
Reinvestment of distributions	4,444,222	17,805,366
Cost of shares redeemed	(944,062,666)	(1,810,286,913)
Net asset value of Fidelity Connecticut Municipal Money Market shares issued in exchange for the net assets of Spartan Connecticut Municipal Money Market	185,507,942	-
Net increase (decrease) in net assets and shares resulting from share transactions	179,781,920	88,501,130
Total increase (decrease) in net assets	179,785,139	88,567,824
Net Assets
Beginning of period	807,225,046	718,657,222
End of period	$ 987,010,185	$ 807,225,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.005	.024	.034	.026	.029	.030
Distributions from net investment income	(.005)	(.024)	(.034)	(.026)	(.029)	(.030)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total ReturnB, C	.50%	2.44%	3.47%	2.63%	2.94%	3.05%
Ratios to Average Net Assets D
Expenses before expense reductions	.51% A	.51%	.54%	.55%	.56%	.58%
Expenses net of voluntary waivers, if any	.50% A	.51%	.54%	.55%	.56%	.58%
Expenses net of all reductions	.45% A	.46%	.54%	.54%	.56%	.57%
Net investment income	1.02% A	2.41%	3.43%	2.60%	2.90%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 987,010	$ 807,225	$ 718,657	$ 532,948	$ 487,990	$ 387,177

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan Connecticut Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Connecticut. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation.

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, investments in open-end investment companies are valued at their net asset value each business day. The following summarizes the security valuation policies of the funds.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost.

Money Market Fund. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the income fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $93,075 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

The effect of this change during the period, was to increase net investment income (loss) by $10,196 and decrease net unrealized appreciation/depreciation by $10,196. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

2. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the funds with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets, was as follows:

	Individual Rate	Group Rate	Total
Spartan Connecticut Municipal Income Fund	.25%	.13%	.38%
Fidelity Connecticut Municipal Money Market Fund	.25%	.13%	.38%

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the funds. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan Connecticut Municipal Income Fund	.07%
Fidelity Connecticut Municipal Money Market Fund	.10%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions

Fidelity Connecticut Municipal Money Market Fund	$ 1,152,801

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Fidelity Connecticut Municipal Money Market Fund	.48%	$ 58,147

In addition, through arrangements with certain funds custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Connecticut Municipal Income Fund	$ 3,326	$ 41,748
Fidelity Connecticut Municipal Money Market Fund	5,956	195,378

5. Merger Information.

On March 25, 2002, Fidelity Connecticut Municipal Money Market Fund (the fund) acquired all of the assets and assumed all of the liabilities of Spartan Connecticut Municipal Money Market Fund. The acquisition, which was approved by the shareholders of Spartan Connecticut Municipal Money Market Fund on March 13, 2002, was accomplished by an exchange of 185,464,323 shares of the fund for the 185,464,323 shares then outstanding (each valued at $1.00) of Spartan Connecticut Municipal Money Market Fund. Based on the opinion of fund counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Spartan Connecticut Municipal Money Market Fund's net assets, were combined with the fund for total net assets after the acquisition of $1,019,637,737.

Semiannual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on March 13, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL

To approve an Agreement and Plan of Reorganization between Spartan Connecticut Municipal Money Market Fund and Fidelity Connecticut Municipal Money Market Fund providing for the merger of Spartan Connecticut Municipal Money Market Fund into Fidelity Connecticut Municipal Money Market Fund.

	# of Votes Cast	% of Votes Cast
Affirmative	87,001,993.77	83.782
Against	14,342,171.56	13.811
Abstain	2,499,494.67	2.407
TOTAL	103,843,660.00	100.000

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

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Palm Desert, CA

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Sacramento, CA

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1400 Civic Drive
Walnut Creek, CA

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Colorado

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Denver, CO

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Connecticut

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Greenwich, CT

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New Haven, CT

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Stamford, CT

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Georgia

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Atlanta, GA

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Illinois

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Maine

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Maryland

7401 Wisconsin Avenue
Bethesda, MD

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Spartan®

New Jersey Municipal
Funds

and

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Money Market Fund

Semiannual Report

May 31, 2002

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Contents

President's Message	<Click Here>	Ned Johnson on investing strategies
Spartan New Jersey Municipal Income Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Managers' Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Spartan New Jersey Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity New Jersey Municipal Money Market Fund
	<Click Here>	Performance
	<Click Here>	Fund Talk: The Manager's Overview
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan New Jersey Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® NJ Municipal Income	2.92%	5.98%	33.65%	85.04%
LB New Jersey 4 Plus Year Municipal Bond with Port Authority of New York and New Jersey	3.14%	6.63%	36.47%	n/a*
New Jersey Municipal Debt Funds Average	2.48%	5.59%	28.22%	78.80%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® New Jersey 4 Plus Year Municipal Bond Index with Port Authority of New York and New Jersey, a market value-weighted index of New Jersey investment-grade municipal bonds, including Port Authority of New York and New Jersey bonds, with maturities of four years or more. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six month average represents a peer group of 55 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan NJ Municipal Income	5.98%	5.97%	6.35%
LB New Jersey 4 Plus Year Municipal Bond with Port Authority of New York and New Jersey	6.63%	6.42%	n/a*
New Jersey Municipal Debt Funds Average	5.59%	5.09%	5.98%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan New Jersey Municipal Income Fund
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® New Jersey Municipal Income Fund on May 31, 1992. As the chart shows, by May 31, 2002, the value of your investment would have grown to $18,504 - an 85.04% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more, did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,223 - a 92.23% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

	Six months ended May 31,	Years ended November 30,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.25%	4.88%	5.37%	4.57%	4.98%	5.19%
Capital returns	0.67%	2.98%	2.66%	-5.22%	1.98%	1.25%
Total returns	2.92%	7.86%	8.03%	-0.65%	6.96%	6.44%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended May 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.31¢	25.32¢	51.29¢
Annualized dividend rate	4.42%	4.44%	4.46%
30-day annualized yield	3.86%	-	-
30-day annualized tax-equivalent yield	6.34%	-	-

Dividends per share show the income paid by the fund for a set period and do not reflect tax reclassifications. If you annualize this number, based on an average share price of $11.48 over the past month, $11.44 over the past six months and $11.51 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 39.14% combined effective federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan New Jersey Municipal Income Fund

Fund Talk: The Managers' Overview

Market Recap

Continuing a recent trend, tax-free municipal bonds outperformed the returns of most categories of investment-grade taxable bonds during the six-month period ending May 31, 2002. That in and of itself was good news for municipal bond investors. But when you consider that muni bondholders were getting a better absolute return even before factoring in the higher tax-equivalent yield that munis offer, the news got even better. The steadiness of municipal bond performance during the past six months also attracted equity investors, who'd become shell-shocked by the number of earnings disappointments and corporate accounting irregularities. Other than a difficult December 2001 and March 2002, when stocks rallied and fears of potential interest rate hikes peaked, municipal bonds offered investors solid gains. For the overall six-month period, the muni market gained 2.59% according to the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds. That beat the return of the Lehman Brothers Aggregate Bond Index - a proxy for the taxable bond market - which advanced 2.25%. The muni market also outperformed most major equity benchmarks during the past six months, including the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and the NASDAQ Composite® Index.

(Portfolio Manager photograph)
Note to shareholders: The following is an interview with George Fischer (left), who managed Spartan New Jersey Municipal Income Fund during the period covered by this report, with additional comments from Mark Sommer (right), who became manager of the fund effective June 1, 2002.

Q. How did the fund perform, George?

G.F. For the six-month period ending May 31, 2002, the fund returned 2.92%. To get a sense of how the fund did relative to its competitors, the New Jersey municipal debt funds average returned 2.48% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers New Jersey 4 Plus Year Municipal Bond Index with Port Authority of New York and New Jersey, which tracks the types of securities in which the fund invests, returned 3.14%. For the 12-month period ending May 31, 2002, the fund returned 5.98%, while the Lipper average returned 5.59% and the Lehman Brothers index gained 6.63%.

Q. What factors drove the fund's performance, and why did it beat its peers during the six-month period?

G.F. After coming under pressure in the final weeks of 2001, municipal bonds enjoyed a relatively strong first quarter of 2002 and posted respectable gains in April and May. Munis benefited from a combination of factors, one of which was strong demand. Demand was so strong, in fact, that it easily absorbed a large amount of new New Jersey municipal bonds that came to the market in the first five months of this year. Throughout the period, however, the muni market was quite volatile. That volatility, in turn, helps explain why the fund outpaced its peers during the six-month period, as I continued to manage the fund so that its interest rate sensitivity was in line with the New Jersey muni market overall.

Semiannual Report

Spartan New Jersey Municipal Income Fund
Fund Talk: The Managers' Overview - continued

Q. Why did this approach work in the fund's favor?

G.F. Having too much or too little interest rate sensitivity at the wrong time can jeopardize returns even in the most stable market environment, but heightened market volatility only enhances the chances of being in the wrong place at the wrong time. Instead of positioning the fund based on my view of where interest rates were headed, I emphasized factors over which I have more control, such as security selection.

Q. Which specific bonds performed well? Were there any disappointments?

G.F. Bonds issued by New Jersey hospitals were particularly strong, thanks to improving financial trends in the health care industry overall. As for disappointments, I'd say that holding only a very small stake in high-yielding, below-investment-grade bonds worked a bit against us at times during the period. These higher-yielding bonds periodically outpaced better-quality bonds because their high levels of income helped cushion them against fears of rising interest rates. Despite their recent strong performance, I chose to generally avoid below-investment-grade bonds because I didn't feel that the amount of additional yield they carried compared to higher-quality bonds was enough to compensate for their added credit risk, especially amid weak economic conditions.

Q. Escrowed/pre-refunded bonds were the fund's third largest sector concentration at the end of the period. What are these bonds?

G.F. They are a byproduct of a strategy whereby issuers refinance older, outstanding debt issued when interest rates were higher and then issue new debt at lower rates. The old bonds become backed by U.S. Treasury securities, which gives the bonds the highest credit rating available. This feature was in keeping with my focus on high-quality bonds and was the main reason why these bonds were so attractive.

Q. Turning to you, Mark, what's ahead for the New Jersey municipal market and the fund?

M.S. In addition to the direction of interest rates, the New Jersey muni market will be affected by supply and demand trends. As George mentioned earlier, the supply of New Jersey municipals has expanded quite significantly so far this year, and it's likely that supply will continue to grow as issuers look to the debt markets to help close the gap between rising expenditures and lower tax receipts. If demand holds steady, I would expect that the additional supply will be absorbed by the market. If not, then the New Jersey market could come under some temporary pressure until the added supply works its way through. In terms of what's ahead for the fund, I plan to continue to pursue many of the strategies already in place, including an emphasis on high-quality bonds and the approach to managing interest rate sensitivity.

Semiannual Report

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income exempt from federal income tax and the New Jersey gross income tax

Fund number: 416

Trading symbol: FNJHX

Start date: January 1, 1988

Size: as of May 31, 2002, more than $516 million

Manager: Mark Sommer, since June 2002; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1992

3

Mark Sommer on New Jersey's credit rating:

"Some municipal bond credit rating agencies recently downgraded New Jersey's credit rating in response to reservations about the steps the state has taken to balance its budget. One major issue the credit rating agencies raised is whether the governor's main revenue-raising measures offered only a temporary solution to a problem that may take years to fix. Those revenue-raising steps include a plan to divert more than $200 million from the Unemployment Insurance Trust Fund and a proposal to raise $1.1 billion by borrowing against the proceeds from the state's annual settlement with tobacco companies. As a portfolio manager, I will be watching these and other developments closely. Drawing on the insights of Fidelity's credit research team, I'll work to ascertain the seriousness of the state's budget problems on an ongoing basis, the efficacy of the state's proposed solutions, and how these problems may ´trickle down' to local municipal issuers that depend on the state for some funding."

  · As of May 31, 2002, the fund had more than 8% of investments in bonds issued by Puerto Rico. As a territory of the United States, Puerto Rican municipal bonds are tax-free in all 50 states.

Semiannual Report

Spartan New Jersey Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	29.9	31.2
Transportation	23.1	23.0
Escrowed/Pre-Refunded	14.2	9.2
Water & Sewer	12.6	12.2
Health Care	4.1	5.1
Average Years to Maturity as of May 31, 2002
		6 months ago
Years	13.9	14.6
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2002
6 months ago
Years	6.9	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification

As of May 31, 2002 As of November 30, 2001

Aaa 62.7%	Aaa 57.8%
Aa, A 29.1%	Aa, A 33.9%
Baa 5.1%	Baa 5.2%
Not Rated 3.1%	Not Rated 3.1%

Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality. Amounts shown are a a percentage of the fund's investments.

Semiannual Report

Spartan New Jersey Municipal Income Fund

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New Jersey - 82.6%
Atlantic County Gen. Oblig. Ctfs. of Prtn. (Pub. Facilities Lease Agreement Proj.):
7.4% 3/1/07 (FGIC Insured)	Aaa	$ 3,035,000	$ 3,550,950
7.4% 3/1/08 (FGIC Insured)	Aaa	3,260,000	3,872,358
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (MBIA Insured) (Escrowed to Maturity) (d)	Aaa	1,000,000	1,155,570
7.4% 7/1/16 (MBIA Insured) (Escrowed to Maturity) (d)	Aaa	3,510,000	4,390,168
Atlantic County Util. Auth. Swr. Rev. Series A, 5.85% 1/15/15 (AMBAC Insured)	Aaa	2,620,000	2,789,016
Bergen County Utils. Auth. Wtr. Poll. Cont. Rev. Series B, 0% 12/15/07 (FGIC Insured)	Aaa	7,500,000	6,168,224
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	Aaa	2,750,000	2,834,948
Camden County Muni. Utils. Auth. Swr. Rev.:
5.5% 7/15/08 (FGIC Insured)	Aaa	1,300,000	1,429,740
6% 7/15/03 (FGIC Insured)	Aaa	1,320,000	1,381,433
6% 7/15/06 (FGIC Insured)	Aaa	660,000	733,036
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	Aaa	1,350,000	1,675,580
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 1999 B, 5.7% 1/1/22 (FSA Insured)	Aaa	2,000,000	2,107,980
Series 1998 B, 5.25% 1/1/04 (AMBAC Insured)	Aaa	2,500,000	2,614,775
Series 1999, 5.75% 1/1/15 (FSA Insured)	Aaa	2,000,000	2,188,580
Essex County Gen. Oblig.:
Series A, 5.75% 9/1/07 (AMBAC Insured)	Aaa	1,385,000	1,542,391
Series A1, 6% 11/15/05 (FGIC Insured)	Aaa	3,000,000	3,313,080
Series A2, 6.25% 9/1/10 (AMBAC Insured)	Aaa	4,735,000	5,247,185
Essex County Impt. Auth. Lease Rev. (County Correctional Facility Proj.) 5.75% 10/1/30 (FGIC Insured)	Aaa	1,500,000	1,587,450
Essex County Impt. Auth. Rev. (Util. Sys.-Orange Franchise Proj.) Series A, 5.75% 7/1/27 (MBIA Insured)	Aaa	1,745,000	1,815,184
Essex County Util. Auth. Solid Waste Rev. Series A, 6% 4/1/06 (FSA Insured) (Escrowed to Maturity) (d)	Aaa	1,000,000	1,105,240
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New Jersey - continued
Hopewell Valley Reg'l. School District 5% 8/15/19 (FGIC Insured)	Aaa	$ 1,975,000	$ 1,992,696
Hudson County Ctfs. of Prtn.:
6.25% 6/1/14 (MBIA Insured)	AAA	1,210,000	1,405,476
6.25% 6/1/15 (MBIA Insured)	AAA	1,420,000	1,648,450
6.25% 6/1/16 (MBIA Insured)	AAA	1,610,000	1,870,723
Jersey City Swr. Auth. Swr. Rev. 6% 1/1/07 (AMBAC Insured)	Aaa	2,175,000	2,411,771
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	Aaa	675,000	863,858
7.625% 1/1/14 (MBIA Insured)	Aaa	1,000,000	1,283,450
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA Insured)	Aaa	1,000,000	1,059,180
Middlesex County Poll. Cont. Auth. Rev. (Amerada Hess Corp. Proj.):
6.875% 12/1/22	-	5,000,000	5,125,600
7.875% 6/1/22	-	7,750,000	8,279,868
Monmouth County Impt. Auth. Rev. 5% 10/1/05	Aaa	2,075,000	2,225,604
Monroe Township Muni. Util. Auth. Middlesex County Rev. 5.25% 2/1/12 (FGIC Insured)	Aaa	1,130,000	1,215,586
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	Aaa	1,285,000	1,362,537
New Jersey Bldg. Auth. Bldg. Rev.:
5.5% 6/15/06	Aa3	3,095,000	3,375,221
5.75% 6/15/09	Aa3	2,600,000	2,869,802
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(The Seeing Eye, Inc. Proj.) 6.2% 12/1/24	-	2,000,000	2,176,260
(Weyerhauser Co. Proj.) 9% 11/1/04	A2	2,000,000	2,244,660
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 10/31/04 (b)(c)	BBB	5,000,000	4,964,800
New Jersey Econ. Dev. Auth. Lease Rev. (State Office Bldgs. Projs.) 6% 6/15/13 (AMBAC Insured)	Aaa	3,180,000	3,578,772
New Jersey Econ. Dev. Auth. Market Transition Facility Rev. Series A, 5.8% 7/1/09 (MBIA Insured) (Pre-Refunded to 7/1/04 @ 102) (d)	Aaa	5,000,000	5,450,650
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	Baa1	5,000,000	5,006,250
New Jersey Econ. Dev. Auth. Rev.:
(Edl. Testing Svc. Proj.) Series A, 6.5% 5/15/05 (MBIA Insured)	Aaa	1,200,000	1,300,212
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
(Trans. Proj.) Series B, 5.75% 5/1/10 (FSA Insured)	Aaa	$ 1,000,000	$ 1,113,450
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B 5.95% 11/1/29 (FGIC Insured) (c)	Aaa	7,700,000	8,073,604
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (c)	Aaa	3,750,000	3,777,525
Series A, 5.25% 7/1/38 (FGIC Insured) (c)	Aaa	3,270,000	3,270,033
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (c)	Aaa	1,000,000	1,008,680
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A:
5.25% 3/1/08	Aa3	4,855,000	5,250,197
5.25% 3/1/09	Aa3	4,855,000	5,257,722
5.25% 3/1/10	Aa3	4,855,000	5,239,079
5.25% 3/1/11	Aa3	4,605,000	4,981,090
New Jersey Edl. Facilities Auth. Rev.:
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	Aaa	1,595,000	1,796,911
(Higher Ed. Equip. Leasing Fund Proj.) Series 2001 A, 5% 9/1/08	Aa3	3,215,000	3,443,587
(Princeton Univ. Proj.) Series E, 5% 7/1/19	Aaa	3,595,000	3,642,849
(Rowan Univ. Proj.) Series C:
5.25% 7/1/08 (FGIC Insured)	Aaa	1,140,000	1,237,732
5.25% 7/1/09 (FGIC Insured)	Aaa	1,365,000	1,484,997
(Saint Peters College Proj.) Series B, 5.375% 7/1/12	Baa3	1,450,000	1,490,673
New Jersey Envir. Infrastructure Trust Series A:
5.5% 9/1/10	Aaa	1,675,000	1,846,386
5.5% 9/1/11	Aaa	2,830,000	3,104,567
5.5% 9/1/12	Aaa	2,980,000	3,239,737
New Jersey Gen. Oblig.:
Series 1996 E:
6% 7/15/08	Aa2	1,000,000	1,128,140
6% 7/15/09	Aa2	1,500,000	1,700,010
Series D, 6% 2/15/13	Aa2	7,500,000	8,567,025
Series H, 5.25% 7/1/11	Aa2	3,345,000	3,624,441
5% 2/1/13 (Pre-Refunded to 2/1/09 @ 100) (d)	Aa2	8,500,000	9,094,405
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11 (AMBAC Insured)	Aaa	$ 3,500,000	$ 3,978,030
(Atlantic City Med. Ctr. Proj.):
Series C:
6.8% 7/1/05 (Pre-Refunded to 7/1/02 @ 102) (d)	A3	3,500,000	3,583,335
6.8% 7/1/11 (Pre-Refunded to 7/1/02 @ 102) (d)	A3	4,200,000	4,300,002
5.75% 7/1/25	A3	3,000,000	3,033,540
(Burdette Tomlin Memorial Hosp. Proj.) Series D, 6.25% 7/1/06 (FGIC Insured)	Aaa	1,710,000	1,737,959
(Cmnty. Med. Ctr./Kimball Med. Ctr. Proj.) 5.25% 7/1/11 (FSA Insured)	Aaa	750,000	799,185
(East Orange Gen. Hosp. Proj.) Series B, 7.75% 7/1/20	BBB-	940,000	863,728
(Hackensack Univ. Med. Ctr. Proj.) Series A, 5.25% 1/1/12 (MBIA Insured)	Aaa	3,165,000	3,335,214
(Kennedy Health Sys. Proj.) Series B:
5.75% 7/1/07 (MBIA Insured)	Aaa	1,930,000	2,131,531
5.75% 7/1/08 (MBIA Insured)	Aaa	1,135,000	1,256,445
(Saint Josephs Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	AAA	1,000,000	1,061,440
(Saint Peters Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	Baa2	3,000,000	3,138,780
New Jersey Hsg. & Mtg. Fin. Agcy. Rev.:
(Home Buyer Proj.) Series W, 4.75% 10/1/17 (MBIA Insured)	Aaa	2,680,000	2,695,624
Series 1, 6% 11/1/02	A+	380,000	384,845
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.):
5.625% 1/1/30	A1	7,000,000	7,321,090
6% 1/1/05	A1	2,200,000	2,251,128
6% 1/1/19 (Escrowed to Maturity) (d)	Aaa	4,485,000	5,089,578
6.2% 1/1/10	A1	5,970,000	6,767,174
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (MBIA Insured)	Aaa	1,360,000	1,473,152
6% 3/1/14 (MBIA Insured)	Aaa	4,220,000	4,732,603
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2000 A:
5.5% 1/1/25 (MBIA Insured)	Aaa	$ 10,370,000	$ 10,693,337
5.5% 1/1/30 (MBIA Insured)	Aaa	20,100,000	20,637,270
5.75% 1/1/10 (MBIA Insured)	Aaa	3,175,000	3,530,822
6% 1/1/11 (MBIA Insured)	Aaa	2,000,000	2,272,860
Series A:
5.6% 1/1/22 (MBIA Insured)	Aaa	7,925,000	8,272,432
6.75% 1/1/08	A3	1,000,000	1,015,290
Series C:
6.5% 1/1/09	A3	1,300,000	1,476,488
6.5% 1/1/16	A3	2,555,000	3,009,330
New Jersey Trans. Trust Fund Auth.:
(Trans. Sys. Proj.):
Series 1996 B, 6% 6/15/07 (Escrowed to Maturity) (d)	Aa3	8,105,000	9,099,159
Series B:
5.25% 6/15/10	Aa3	4,400,000	4,708,572
5.25% 6/15/15	Aa3	5,500,000	5,735,840
6% 6/15/06	Aa3	1,810,000	2,002,150
Series C, 5.75% 12/15/12 (FSA Insured)	Aaa	10,000,000	11,277,100
Series 2001 A, 5.5% 6/15/12	Aa3	10,000,000	11,033,700
Series B, 6% 12/15/19 (MBIA Insured)	Aaa	3,000,000	3,300,240
New Jersey Transit Corp.:
Series 2000 B, 5.5% 2/1/08 (AMBAC Insured)	Aaa	5,000,000	5,465,000
Series A, 5% 2/1/03 (AMBAC Insured)	Aaa	8,000,000	8,019,760
Series B, 5.75% 2/1/07 (AMBAC Insured)	Aaa	1,000,000	1,100,910
New Jersey Wastewtr. Treatment Trust:
Series 1997 A, 7% 5/15/06 (MBIA Insured)	Aaa	2,545,000	2,907,739
Series C, 6.25% 5/15/05 (MBIA Insured)	Aaa	1,000,000	1,096,240
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (c)	Aaa	2,465,000	2,623,302
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	Aaa	3,500,000	3,840,060
5.375% 12/15/13 (MBIA Insured)	Aaa	2,840,000	3,092,732
North Hudson Swr. Auth. Swr. Rev. Series A:
0% 8/1/24 (MBIA Insured)	Aaa	2,000,000	625,120
5.25% 8/1/17 (FGIC Insured)	Aaa	3,000,000	3,125,640
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New Jersey - continued
Ocean County Utils. Auth. Wastewtr. Rev.:
Series 2001:
5.25% 1/1/15	Aa1	$ 4,540,000	$ 4,814,761
5.25% 1/1/16	Aa1	2,400,000	2,510,928
5.125% 1/1/10	Aa1	3,680,000	3,909,706
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.) Series A, 6.4% 5/1/13	Aa3	2,000,000	2,335,260
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. & Gas Pwr. Proj.) Series A, 5.75% 4/1/31 (c)	Baa1	2,500,000	2,408,300
South Brunswick Township Board of Ed.:
5.625% 12/1/20 (FGIC Insured) (Pre-Refunded to 12/1/09 @ 100) (d)	Aaa	1,000,000	1,117,970
5.625% 12/1/21 (FGIC Insured) (Pre-Refunded to 12/1/09 @ 100) (d)	Aaa	2,440,000	2,727,847
5.625% 12/1/22 (FGIC Insured) (Pre-Refunded to 12/1/09 @ 100) (d)	Aaa	2,495,000	2,789,335
Southeast Morris County Muni. Utils. Auth. Wtr. Rev.:
5% 1/1/14 (MBIA Insured)	Aaa	1,145,000	1,189,666
5% 1/1/15 (MBIA Insured)	Aaa	725,000	748,577
5% 1/1/16 (MBIA Insured)	Aaa	1,400,000	1,429,540
Univ. of Medicine & Dentistry Series A, 5.5% 12/1/27 (AMBAC Insured)	Aaa	4,000,000	4,156,680
West Deptford Township Gen. Oblig.:
5.5% 9/1/23 (FGIC Insured)	Aaa	2,525,000	2,612,946
5.625% 9/1/30 (FGIC Insured)	Aaa	5,225,000	5,436,351
West Orange Board of Ed. Rev. Ctfs. of Prtn. 5.625% 10/1/29 (MBIA Insured)	Aaa	2,000,000	2,092,140
			426,762,637
New York & New Jersey - 7.0%
Port Auth. New York & New Jersey:
107th Series:
6% 10/15/05 (c)	A1	1,740,000	1,895,747
6% 10/15/06 (c)	A1	1,535,000	1,691,539
108th Series, 6% 7/15/07 (c)	Aaa	6,430,000	7,129,391
117th Series, 5.125% 11/15/11 (FGIC Insured) (c)	Aaa	5,220,000	5,472,126
120th Series:
5.5% 10/15/35 (MBIA Insured) (c)	Aaa	7,000,000	7,066,640
5.75% 10/15/13 (MBIA Insured) (c)	Aaa	3,000,000	3,193,620
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. New York & New Jersey: - continued
124th Series, 4.5% 8/1/04 (c)	A1	$ 3,770,000	$ 3,912,657
92nd Series, 4.75% 1/15/29	A1	2,000,000	1,836,100
Port Auth. New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 5.75% 12/1/25 (MBIA Insured) (c)	Aaa	3,595,000	3,661,508
			35,859,328
Puerto Rico - 8.5%
Puerto Rico Commonwealth Gen. Oblig. 5.5% 7/1/11 (FGIC Insured)	Aaa	5,400,000	6,013,008
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (MBIA Insured)	Aaa	4,325,000	4,249,875
Series Y, 5.5% 7/1/36 (FSA Insured)	Aaa	2,100,000	2,191,665
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series B:
5.875% 7/1/35 (MBIA Insured)	Aaa	2,500,000	2,730,550
6% 7/1/31 (Pre-Refunded to 7/1/10 @ 101) (d)	Baa1	5,500,000	6,362,345
6% 7/1/39 (Pre-Refunded to 7/1/10 @ 101) (d)	Baa1	1,000,000	1,156,790
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	Aaa	11,785,000	12,265,710
Series A:
5.5% 10/1/32 (Escrowed to Maturity) (d)	Aaa	3,500,000	3,659,005
7.75% 7/1/08	Baa1	510,000	512,132
Puerto Rico Hsg. Fin. Corp. Rev. (Multi-family Mtg. Prog.) Series AI, 7.5% 4/1/22, LOC Puerto Rico Govt. Dev. Bank	AA	2,010,000	2,012,472
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/19 (FSA Insured)	Aaa	2,740,000	2,884,508
			44,038,060
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $483,799,470)	506,660,025
NET OTHER ASSETS - 1.9%	9,850,708
NET ASSETS - 100%	$ 516,510,733

Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	29.9%
Transportation	23.1
Escrowed/Pre-Refunded	14.2
Water & Sewer	12.6
Others* (individually less than 5%)	20.2
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $36,941,174 and $44,447,181, respectively.
Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $483,692,940. Net unrealized appreciation aggregated $22,967,085, of which $23,450,547 related to appreciated investment securities and $483,462 related to depreciated investment securities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $483,799,470) - See accompanying schedule		$ 506,660,025
Cash		1,130,810
Receivable for fund shares sold		882,427
Interest receivable		8,733,438
Redemption fees receivable		124
Other receivables		4,480
Total assets		517,411,304
Liabilities
Payable for fund shares redeemed	$ 176,428
Distributions payable	505,101
Accrued management fee	161,153
Other payables and accrued expenses	57,889
Total liabilities		900,571
Net Assets		$ 516,510,733
Net Assets consist of:
Paid in capital		$ 493,275,222
Undistributed net investment income		17,497
Accumulated undistributed net realized gain (loss) on investments		357,459
Net unrealized appreciation (depreciation) on investments		22,860,555
Net Assets, for 44,797,188 shares outstanding		$ 516,510,733
Net Asset Value, offering price and redemption price per share ($516,510,733 ÷ 44,797,188 shares)		$ 11.53

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2002 (Unaudited)
Investment Income
Interest		$ 12,423,096
Expenses
Management fee	$ 957,187
Transfer agent fees	177,174
Accounting fees and expenses	77,792
Non-interested trustees' compensation	803
Custodian fees and expenses	4,206
Registration fees	14,364
Audit	15,812
Legal	5,213
Miscellaneous	1,324
Total expenses before reductions	1,253,875
Expense reductions	(47,644)	1,206,231
Net investment income (loss)		11,216,865
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		534,647
Change in net unrealized appreciation (depreciation) on investment securities		2,451,761
Net gain (loss)		2,986,408
Net increase (decrease) in net assets resulting from operations		$ 14,203,273

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,216,865	$ 21,390,989
Net realized gain (loss)	534,647	2,918,246
Change in net unrealized appreciation (depreciation)	2,451,761	8,433,344
Net increase (decrease) in net assets resulting from operations	14,203,273	32,742,579
Distributions to shareholders from net investment income	(11,209,152)	(21,396,801)
Distributions to shareholders from net realized gain	(2,444,818)	(105,238)
Total distributions	(13,653,970)	(21,502,039)
Share transactions Net proceeds from sales of shares	62,723,605	173,211,085
Reinvestment of distributions	10,161,755	15,746,594
Cost of shares redeemed	(71,013,751)	(70,449,479)
Net increase (decrease) in net assets resulting from share transactions	1,871,609	118,508,200
Redemption fees	3,352	21,977
Total increase (decrease) in net assets	2,424,264	129,770,717
Net Assets
Beginning of period	514,086,469	384,315,752
End of period (including undistributed net investment income of $17,497 and undistributed net investment income of $87,201, respectively)	$ 516,510,733	$ 514,086,469
Other Information Shares
Sold	5,474,238	15,026,460
Issued in reinvestment of distributions	889,950	1,367,655
Redeemed	(6,225,314)	(6,113,511)
Net increase (decrease)	138,874	10,280,604

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.510	$ 11.180	$ 10.890	$ 11.550	$ 11.380	$ 11.380
Income from Investment Operations
Net investment income (loss)	.253 D	.532 D	.559 D	.528	.548	.561
Net realized and unrealized gain (loss)	.076	.334	.289	(.601)	.224	.140
Total from investment operations	.329	.866	.848	(.073)	.772	.701
Distributions from net investment income	(.253)	(.534)	(.559)	(.528)	(.548)	(.561)
Distributions from net realized gain	(.056)	(.003)	-	(.049)	(.055)	(.140)
Distributions in excess of net realized gain	-	-	-	(.011)	-	-
Total distributions	(.309)	(.537)	(.559)	(.588)	(.603)	(.701)
Redemption fees added to paid in capital	-	.001	.001	.001	.001	-
Net asset value, end of period	$ 11.530	$ 11.510	$ 11.180	$ 10.890	$ 11.550	$ 11.380
Total Return B, C	2.92%	7.86%	8.03%	(.65)%	6.96%	6.44%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.50%	.51%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.50% A	.50%	.51%	.55%	.55%	.55%
Expenses net of all reductions	.48% A	.41%	.45%	.55%	.54%	.55%
Net investment income (loss)	4.44% A	4.62%	5.11%	4.71%	4.78%	5.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 516,511	$ 514,086	$ 384,316	$ 380,019	$ 389,696	$ 361,593
Portfolio turnover rate	15% A	19%	49%	19%	12%	16%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past six month, past one year, past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan NJ Municipal Money Market	0.64%	1.67%	15.11%	32.81%
New Jersey Tax-Free Money Market Funds Average	0.46%	1.37%	13.67%	29.91%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey tax-free money market funds average which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 22 money market funds.

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan NJ Municipal Money Market	1.67%	2.85%	2.88%
New Jersey Tax-Free Money Market Funds Average	1.37%	2.59%	2.65%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund
Performance - continued

Yields

	6/3/02	2/25/02	12/3/01	9/3/01	5/28/01

Spartan New Jersey Municipal Money Market	1.17%	1.20%	1.60%	1.84%	2.62%

If Fidelity had not reimbursed certain fund expenses	1.09%	1.12%	1.52%	-	-

New Jersey Tax-Free Money Market Funds Average	1.01%	0.82%	1.20%	1.69%	2.43%

Spartan New Jersey Municipal Money Market - Tax-equivalent	1.92%	1.98%	2.62%	3.03%	4.30%

If Fidelity had not reimbursed certain fund expenses	1.79%	1.85%	2.49%	-	-

Portion of fund's income subject to state taxes	0.10%	9.66%	5.20%	3.21%	0%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New Jersey tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 39.14%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Kim Miller, Portfolio Manager of Spartan New Jersey Municipal Money Market Fund

Q. Kim, what was the investment environment like during the six months that ended May 31, 2002?

A. The environment was characterized by greater economic stability and relatively level interest rates. During the period, the rate of economic growth stopped declining and began to increase, as aggressive cuts in short-term interest rates implemented by the Federal Reserve Board in 2001 started to take hold. The last of those cuts occurred in December 2001. The absence of a further decline in economic growth provided the impetus for the Fed to move from a bias toward lowering rates to a more neutral stance. When growth in gross domestic product (GDP) came in at a strong annual rate of 6.1% in the first quarter of 2002, the market anticipated that the Fed would quickly shift to a tightening bias, looking to raise rates in order to keep growth at non-inflationary levels. However, the market pulled back in April when economic data came in weaker than expected. Overall, interest rates remained relatively stable following the Fed's last interest rate cut.

Q. How has the fiscal health of New Jersey influenced your management of the fund?

A. New Jersey, like many states, suffered from reduced tax revenues due to the recession of 2001. In addition, New Jersey is highly dependent on capital gains taxes to fund operations, and this source of revenue diminished on the heels of declines in the stock market. As a result, the state government has wrestled with budget shortfalls and received a credit downgrade. These developments have forced me to be even more diligent in examining the creditworthiness of money market securities issued by the state. They have also encouraged me to seek alternative investments with greater stability and safety. These were securities issued by entities with healthy fund balances and a better history of fiscal discipline, including school districts, cities and towns, all of which had a low reliance on state aid.

Q. What else can you tell us about your strategy?

A. During the period, I allowed the fund's average maturity to fall because the future course of interest rates remained uncertain, but I kept it longer relative to its peers to take advantage of opportunities further out on the yield curve. With the economy rebounding sharply in the first quarter, market yields started to reflect more aggressive Fed tightening than I anticipated. I also continued to be concerned about low levels of capacity utilization in manufacturing and weak employment reports. Therefore, I maintained a longer average maturity than the fund's peers, a strategy that helped performance. In addition, I invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on New Jersey obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to New Jersey tax. Although more of shareholders' income will be taxable than if we had exclusively purchased New Jersey obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on May 31, 2002, was 1.23%, compared to 1.63% six months ago. The more recent seven-day yield was the equivalent of a 2.02% taxable rate of return for New Jersey investors in the 39.14% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through May 31, 2002, the fund's six-month total return was 0.64%, compared to 0.46% for the New Jersey tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Kim?

A. I expect interest rates to remain steady through the summer, and I look for the Fed to switch to a tightening bias by early fall. As the summer progresses, I intend to maintain a neutral approach unless rates start to rise in anticipation of Fed tightening. At that point, I would look for opportunities to capture higher yields in longer-term municipal money market securities.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income exempt from federal income tax and, to the extent possible, the New Jersey Gross Income Tax, as is consistent with the preservation of capital

Fund number: 423

Trading symbol: FSJXX

Start date: May 1, 1990

Size: as of May 31, 2002, more than $557 million

Manager: Kim Miller, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

3

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/02	% of fund's investments 11/30/01	% of fund's investments 5/31/01
0 - 30	80.5	67.8	75.2
31 - 90	4.6	11.3	7.6
91 - 180	4.1	9.8	2.3
181 - 397	10.8	11.1	14.9
Weighted Average Maturity
	5/31/02	11/30/01	5/31/01
Spartan New Jersey Municipal Money Market Fund	45 Days	58 Days	54 Days
New Jersey Tax-Free Money Market Funds Average *	35 Days	48 Days	48 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2002	As of November 30, 2001
Variable Rate Demand Notes (VRDNs) 67.8%	Variable Rate Demand Notes (VRDNs) 59.3%
Tender Bonds 2.5%	Tender Bonds 1.7%
Municipal Notes 16.5%	Municipal Notes 32.3%
Municipal Money Market Funds 6.8%	Municipal Money Market Funds 3.3%
Other Investments 2.8%	Other Investments 1.0%
Net Other Assets 3.6%	Net Other Assets 2.4%

*Source: iMoneyNet, Inc.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.4%
	Principal Amount	Value (Note 1)
Delaware/New Jersey - 0.9%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	$ 4,995,000	$ 4,995,000
New Jersey - 69.4%
Barnegat Township Gen. Oblig. BAN 2.5% 6/5/03 (a)	6,800,000	6,843,248
Burlington County Gen. Oblig. BAN:
Series 2001 G, 2.75% 10/17/02	14,000,000	14,034,712
Series EI, 3% 7/18/02	8,800,000	8,803,863
Series C, 2.25% 4/18/03	4,627,000	4,628,759
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series BS 01 175, 1.44% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	8,800,000	8,800,000
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 K, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,900,000	9,900,000
Series MSDW 00 396, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	2,080,000	2,080,000
Series PA 606, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,700,000	5,700,000
Series PA 611, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,300,000	8,300,000
Series SG 53, 1.35% (Liquidity Facility Societe Generale) (b)(f)	5,700,000	5,700,000
Series SGA 89, 1.6% (Liquidity Facility Societe Generale) (b)(f)	4,645,000	4,645,000
East Brunswick Township Gen. Oblig. BAN:
2.7% 3/19/03	2,000,000	2,013,697
3.35% 6/13/02	4,000,000	4,000,819
East Windsor Township Gen. Oblig. BAN 2.5% 12/5/02	5,000,000	5,011,527
Essex County Impt. Auth. Participating VRDN Series FRRI A27, 1.35% (Liquidity Facility Bank of New York NA) (b)(f)	6,650,000	6,650,000
Hopewell Township Gen. Oblig. BAN:
2% 1/30/03	5,878,800	5,896,186
2.6% 1/31/03	11,268,000	11,338,139
Hunterdon County Gen. Oblig. BAN 2.25% 12/20/02	5,000,000	5,012,231
Jefferson Township Gen. Oblig. BAN 2.75% 2/14/03	5,429,000	5,472,390
Mercer County Impt. Auth. Rev. (Atlantic Foundation & Johnson Proj.) Series 1998, 1.35% (MBIA Insured), VRDN (b)	11,900,000	11,900,000
Metuchen Gen. Oblig. BAN Series B, 2.75% 4/29/03	7,220,000	7,265,043
Middlesex County Impt. Auth. Rev. BAN (Woodbridge Township Guaranteed Proj.) 2.25% 3/26/03	4,600,000	4,619,169
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.:
(Dial Realty Proj.) Series 1988 L, 1.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	$ 1,400,000	$ 1,400,000
(Encap Golf Hldgs. LLC Proj.) Series 2001 A, 1.3%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	6,000,000	6,000,000
(Guttenplan's Bakery Proj.) Series 1989 G, 1.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	1,150,000	1,150,000
(Herzel Motor Corp. Proj.) Series 1989 L, 1.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(e)	250,000	250,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
Participating VRDN Series MSDW 00 371, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	3,700,000	3,700,000
(Natural Gas Co. Proj.):
Series 1997 A, 1.5% (AMBAC Insured), VRDN (b)(e)	1,300,000	1,300,000
Series 1998 A, 1.35% (AMBAC Insured), VRDN (b)	3,500,000	3,500,000
New Jersey Econ. Dev. Auth. Rev.:
(5901 Tonelle Ave. Assoc. Proj.) Series 2001, 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	5,715,000	5,715,000
(Eastern Silk Proj.) Second Series D2, 1.45%, LOC BNP Paribas SA, VRDN (b)(e)	845,000	845,000
(El Dorado Term. Co. Proj.) Series 1999 A, 2.25%, VRDN (b)	13,400,000	13,400,000
(Jewish Home Rockleigh Proj.) Series B, 1.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	7,000,000	7,000,000
(LPS Inds. Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	2,900,000	2,900,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series MSDW 00 417, 1.4% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(f)	2,005,000	2,005,000
New Jersey Edl. Facilities Auth. Rev. (College of New Jersey Proj.) Series 1999 A, 1.35% (AMBAC Insured), VRDN (b)	4,285,000	4,285,000
New Jersey Gen. Oblig.:
Bonds Series E, 5.5% 7/15/02	9,750,000	9,789,786
Participating VRDN:
Series EGL 96 3001, 1.35% (Liquidity Facility Citibank NA, New York) (b)(f)	3,100,000	3,100,000
Series FRRI L11, 1.35% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	8,140,000	8,140,000
Series FRRI L8, 1.4% (Liquidity Facility Lehman Brothers, Inc.) (b)(f)	5,700,000	5,700,000
Series MSDW 01 549, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	5,000,000	5,000,000
TRAN Series C, 3% 6/14/02	7,000,000	7,002,461
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN:
Series 1999 V, 1.45% (Liquidity Facility Bank of America NA) (b)(e)(f)	$ 3,275,000	$ 3,275,000
Series PT 287, 1.6% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(f)	6,300,000	6,300,000
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 1.34% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	11,200,000	11,200,000
Series EGL 00 3002, 1.35% (Liquidity Facility Citibank NA, New York) (b)(f)	6,830,000	6,830,000
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds:
Series PA 613, 1.45%, tender 8/22/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)(g)	6,165,000	6,165,000
Series ROC II 00 R19, 2%, tender 10/10/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)(g)	4,995,000	4,995,000
Participating VRDN:
Series Merlots 00 EEE, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,000,000	3,000,000
Series PA 751, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,995,000	9,995,000
Series Putters 155, 1.4% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,995,000	7,995,000
Series ROC II 00 R20, 1.35% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	7,500,000	7,500,000
New Jersey Trans. Trust Fund Auth.:
Bonds:
(Trans. Sys. Proj.) Series C, 3% 6/15/02	5,360,000	5,363,016
Series ROC II 00 R21, 2%, tender 10/10/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)(g)	2,765,000	2,765,000
Participating VRDN:
Series MSDW 00 203, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	2,100,000	2,100,000
Series MSDW 01 524, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	4,500,000	4,500,000
Series MSDW 01 618, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	7,295,000	7,295,000
Series MSDW 98 54, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	2,095,000	2,095,000
Series PA 345, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,500,000	4,500,000
Series PA 958P, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,500,000	2,500,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series PA 979R, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 10,465,000	$ 10,465,000
New Jersey Transit Corp. Participating VRDN Series MSDW 00 393, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)(g)	6,400,000	6,400,000
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Participating VRDN Series MSDW 00 381, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	12,495,000	12,495,000
Univ. of Medicine & Dentistry Series 2002 B, 1.4% (AMBAC Insured), VRDN (b)	18,100,000	18,100,000
		386,630,046
New York & New Jersey - 16.2%
New York & New Jersey Port Auth. Participating VRDN Series AAB 00 19, 1.34% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	6,670,000	6,670,000
Port Auth. New York & New Jersey:
Participating VRDN:
Series PT 418, 1.39% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	2,285,000	2,285,000
Series ROC II R95, 1.4% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(f)	2,900,000	2,900,000
Series SG 96 52, 1.37% (Liquidity Facility Societe Generale) (b)(e)(f)	8,580,000	8,580,000
Series 1991, 1.6%, VRDN (b)(e)(g)	6,400,000	6,400,000
Series 1992, 1.475%, VRDN (b)(g)	6,900,000	6,900,000
Series 1995, 1.475%, VRDN (b)(e)(g)	10,500,000	10,500,000
Series 1996 3, 1.65%, VRDN (b)	5,000,000	5,000,000
Series 1997 1B, 1.65%, VRDN (b)	3,200,000	3,200,000
Series 1997 2, 1.475%, VRDN (b)(g)	10,400,000	10,400,000
Port Auth. New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series FRRI 00 N18, 1.4% (Liquidity Facility Bank of New York NA) (b)(e)(f)	8,600,000	8,600,000
Series Merlots 00 B5, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	2,290,000	2,290,000
Series MSDW 00 331, 1.4% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(f)	4,500,000	4,500,000
Series MSDW 00 353, 1.4% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(f)	3,300,000	3,300,000
Series MSDW 98 157, 1.4% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(f)	1,370,000	1,370,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. New York & New Jersey Spl. Oblig. Rev.: - continued
Series 3, 1.65%, VRDN (b)	$ 4,700,000	$ 4,700,000
Series 4, 1.8%, VRDN (b)(e)	2,000,000	2,000,000
Series 5, 1.65%, VRDN (b)	1,000,000	1,000,000
		90,595,000
Puerto Rico - 3.1%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 00 EE, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(f)	6,100,000	6,100,000
Puerto Rico Commonwealth Infrastructure Fing. Auth. Participating VRDN:
Series PA 00 782, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,000,000	3,000,000
Series PA 783, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,100,000	2,100,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Participating VRDN Series Putters 147, 1.35% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,660,000	3,660,000
Puerto Rico Muni. Fin. Agcy. Participating VRDN Series MSDW 00 225, 1.32% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(f)	2,335,000	2,335,000
		17,195,000
	Shares
Other - 6.8%
Fidelity Municipal Cash Central Fund, 1.57% (c)(d)	37,961,500	37,961,500
TOTAL INVESTMENT PORTFOLIO - 96.4%		537,376,546
NET OTHER ASSETS - 3.6%		19,804,726
NET ASSETS - 100%		$ 557,181,272
Total Cost for Income Tax Purposes $ 537,376,546
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New Jersey Tpk. Auth. Tpk. Rev. Bonds: Series PA 613, 1.45%, tender 8/22/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/22/02	$ 6,165,000
Series ROC II 00 R19, 2%, tender 10/10/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	7/18/00	$ 4,995,000
New Jersey Trans. Trust Fund Auth. Bonds Series ROC II 00 R21, 2%, tender 10/10/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	11/21/00	$ 2,765,000
New Jersey Transit Corp. Participating VRDN Series MSDW 00 393, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.)	7/19/01	$ 6,400,000
Port Auth. New York & New Jersey: Series 1991, 1.6%, VRDN	6/18/91	$ 6,400,000
Series 1992, 1.475%, VRDN	2/14/92	$ 6,900,000
Series 1995, 1.475%, VRDN	9/15/95	$ 10,500,000
Series 1997 2, 1.475%, VRDN	9/15/97	$ 10,400,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $54,525,000 or 9.8% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 537,376,546
Cash		17,205,948
Receivable for investments sold		7,461,047
Receivable for fund shares sold		167,255
Interest receivable		2,765,888
Other receivables		31,868
Total assets		565,008,552
Liabilities
Payable for investments purchased on a delayed delivery basis	$ 6,843,248
Payable for fund shares redeemed	783,462
Distributions payable	36,359
Accrued management fee	162,567
Other payables and accrued expenses	1,644
Total liabilities		7,827,280
Net Assets		$ 557,181,272
Net Assets consist of:
Paid in capital		$ 557,151,035
Accumulated net realized gain (loss) on investments		30,237
Net Assets, for 557,035,153 shares outstanding		$ 557,181,272
Net Asset Value, offering price and redemption price per share ($557,181,272 ÷ 557,035,153 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2002 (Unaudited)
Investment Income
Interest		$ 4,310,865
Expenses
Management fee	$ 1,167,543
Non-interested trustees' compensation	269
Total expenses before reductions	1,167,812
Expense reductions	(337,418)	830,394
Net investment income		3,480,471
Net Realized Gain (Loss) on Investment securities		30,237
Net increase in net assets resulting from operations		$ 3,510,708

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 3,480,471	$ 12,645,051
Net realized gain (loss)	30,237	42,863
Net increase (decrease) in net assets resulting from operations	3,510,708	12,687,914
Distributions to shareholders from net investment income	(3,480,471)	(12,645,051)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	228,414,872	319,727,783
Reinvestment of distributions	3,253,745	11,906,127
Cost of shares redeemed	(168,380,120)	(320,477,855)
Net increase (decrease) in net assets and shares resulting from share transactions	63,288,497	11,156,055
Total increase (decrease) in net assets	63,318,734	11,198,918
Net Assets
Beginning of period	493,862,538	482,663,620
End of period	$ 557,181,272	$ 493,862,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31 2002,	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997 G	1997 F
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.006	.026	.035	.027	.030	.003	.032
Distributions from net investment income	(.006)	(.026)	(.035)	(.027)	(.030)	(.003)	(.032)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C, D	0.64%	2.61%	3.56%	2.78%	3.06%	0.27%	3.22%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.49%	.50%	.50%	.50%	.50% A	.50%
Expenses net of voluntary waivers, if any	.35% A	.48%	.50%	.50%	.50%	.50% A	.40%
Expenses net of all reductions	.31% A	.45%	.50%	.50%	.50%	.50% A	.40%
Net investment income	1.28% A	2.57%	3.50%	2.74%	3.02%	3.28% A	3.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 557,181	$ 493,863	$ 482,664	$ 498,601	$ 528,490	$ 524,365	$ 520,551

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F For the period ended October 31.

G One month ended November 30.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® NJ Municipal Money Market	0.55%	1.54%	14.53%	30.32%
New Jersey Tax-Free Money Market Funds Average	0.46%	1.37%	13.67%	29.91%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey tax-free money market funds average, which reflects the performance of municipal money market funds with similar objectives tracked by iMoneyNet, Inc. The past six month average represents a peer group of 22 money market funds.

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Fidelity NJ Municipal Money Market	1.54%	2.75%	2.68%
New Jersey Tax-Free Money Market Funds Average	1.37%	2.59%	2.65%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Performance - continued

Yields

	6/3/02	2/25/02	12/3/01	9/3/01	5/28/01

Fidelity New Jersey Municipal Money Market Fund	1.09%	0.96%	1.39%	1.82%	2.62%

New Jersey Tax-Free Money Market Funds Average	1.01%	0.82%	1.20%	1.69%	2.43%

Fidelity New Jersey Municipal Money Market Fund - Tax-equivalent	1.81%	1.57%	2.27%	3.00%	4.33%

Portion of fund's income subject to state taxes	0.19%	11.04%	8.22%	12.07%	6.96%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New Jersey tax-free money market funds average as tracked by iMoneyNet, Inc. or you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 39.14%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you would have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price.

3

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Kim Miller, Portfolio Manager of Fidelity New Jersey Municipal Money Market Fund

Q. Kim, what was the investment environment like during the six months that ended May 31, 2002?

A. The environment was characterized by greater economic stability and relatively level interest rates. During the period, the rate of economic growth stopped declining and began to increase as aggressive cuts in short-term interest rates implemented by the Federal Reserve Board in 2001 started to take hold. The last of those cuts occurred in December 2001. The absence of a further decline in economic growth provided the impetus for the Fed to move from a bias toward lowering rates to a more neutral stance. When growth in gross domestic product (GDP) came in at a strong annual rate of 6.1% in the first quarter of 2002, the market anticipated that the Fed would quickly shift to a tightening bias, looking to raise rates in order to keep growth at non-inflationary levels. However, the market pulled back in April when economic data came in weaker than expected. Overall, interest rates remained relatively stable following the Fed's last interest rate cut.

Q. How has the fiscal health of New Jersey influenced your management of the fund?

A. New Jersey, like many states, suffered from reduced tax revenues due to the recession of 2001. In addition, New Jersey is highly dependent on capital gains taxes to fund operations, and this source of revenue diminished on the heels of declines in the stock market. As a result, the state government has wrestled with budget shortfalls and received a credit downgrade. These developments have forced me to be even more diligent in examining the creditworthiness of money market securities issued by the state. They have also encouraged me to seek alternative investments with greater stability and safety. These were securities issued by entities with healthy fund balances and a better history of fiscal discipline, including school districts, cities and towns, all of which had a low reliance on state aid.

Q. What else can you tell us about your strategy?

A. During the period, I allowed the fund's average maturity to fall because the future course of interest rates remained uncertain, but I kept it longer relative to its peers to take advantage of opportunities further out on the yield curve. With the economy rebounding sharply in the first quarter, market yields started to reflect more aggressive Fed tightening than I anticipated. I also continued to be concerned about low levels of capacity utilization in manufacturing and weak employment reports. Therefore, I maintained a longer average maturity than the fund's peers, a strategy that helped performance. In addition, I invested the fund in out-of-state securities - within the limits of the fund's investment policies - in order to provide shareholders with a higher tax-adjusted yield. In certain cases, yields on New Jersey obligations were sufficiently low so that comparable out-of-state obligations offered a higher tax-adjusted yield even though they were subject to New Jersey tax. Although more of shareholders' income will be taxable than if we had exclusively purchased New Jersey obligations, shareholders may be able to retain more of the fund's dividends after taxes are taken into account.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on May 31, 2002, was 1.14%, compared to 1.42% six months ago. The more recent seven-day yield was the equivalent of a 1.87% taxable rate of return for New Jersey investors in the 39.14% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through May 31, 2002, the fund's six-month total return was 0.55%, compared to 0.46% for the New Jersey tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Kim?

A. I expect interest rates to remain steady through the summer, and I look for the Fed to switch to a tightening bias by early fall. As the summer progresses, I intend to maintain a neutral approach unless rates start to rise in anticipation of Fed tightening. At that point, I would look for opportunities to capture higher yields in longer-term municipal money market securities.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income exempt from federal income tax and, to the extent possible, the New Jersey Gross Income Tax, as is consistent with the preservation of capital

Fund number: 417

Trading symbol: FNJXX

Start date: March 17, 1988

Size: as of May 31, 2002, more than $1.1 billion

Manager: Kim Miller, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

3

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/02	% of fund's investments 11/30/01	% of fund's investments 5/31/01
0 - 30	77.9	72.0	75.7
31 - 90	6.9	8.6	6.3
91 - 180	7.0	6.4	4.9
181 - 397	8.2	13.0	13.1
Weighted Average Maturity
	5/31/02	11/30/01	5/31/01
Fidelity New Jersey Municipal Money Market Fund	41 Days	57 Days	53 Days
New Jersey Tax-Free Money Market Funds Average *	35 Days	48 Days	48 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2002	As of November 30, 2001
Variable Rate Demand Notes (VRDNs) 58.1%	Variable Rate Demand Notes (VRDNs) 59.4%
Commercial Paper (including CP Mode) 0.8%	Commercial Paper (including CP Mode) 3.5%
Tender Bonds 1.9%	Tender Bonds 3.0%
Municipal Notes 19.9%	Municipal Notes 26.3%
Municipal Money Market Funds 14.6%	Municipal Money Market Funds 6.2%
Other Investments 0.8%	Other Investments 0.0%
Net Other Assets 3.9%	Net Other Assets 1.6%

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.1%
	Principal Amount	Value (Note 1)
Delaware/New Jersey - 0.9%
Delaware River & Bay Auth. Rev. Participating VRDN Series Merlots 00 B8, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(g)	$ 9,955,000	$ 9,955,000
New Jersey - 68.6%
Aberdeen Township Gen. Oblig. BAN 3% 8/16/02	4,645,150	4,648,158
Alexandria Board of Ed. BAN 3% 10/16/02	6,541,000	6,570,027
Allamuchy Township Gen. Oblig. BAN 2.5% 3/19/03	5,443,000	5,471,545
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 1.35%, LOC Fannie Mae, VRDN (b)(e)	6,000,000	6,000,000
Bernards Township Sewerage Auth. Swr. Rev. Bonds Series 1985, 2%, tender 12/15/02 (Liquidity Facility Wachovia Bank NA) (b)	3,125,000	3,125,000
Burlington County Gen. Oblig. BAN:
Series 2001 G, 2.75% 10/17/02	20,000,000	20,049,589
Series A, 1.75% 2/6/03	3,836,000	3,836,000
Series D, 2% 6/6/03 (a)	9,046,000	9,063,549
Series EI, 3% 7/18/02	18,525,000	18,533,133
Series EII, 3% 7/18/02	4,500,000	4,500,000
Camden County Impt. Auth. Rev. (Parkview Redev. Hsg. Proj.) 1.4%, LOC Gen. Elec. Cap. Corp., VRDN (b)(e)	12,800,000	12,800,000
Casino Reinvestment Dev. Auth. Packaging Fee Rev. Participating VRDN Series BS 01 175, 1.44% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(g)	16,565,000	16,565,000
Cedar Grove Township Gen. Oblig. BAN 2.25% 3/3/03	4,147,000	4,167,584
Cranbury Township Gen. Oblig. BAN 2.75% 10/3/02	4,963,000	4,972,897
Cranford Township Gen. Oblig. BAN 2.7% 3/14/03	6,196,699	6,220,346
Delaware River Joint Toll Bridge Commission Bridge Rev. BAN 2.25% 11/1/02	6,000,000	6,002,336
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN:
Series Merlots 00 B4, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,000,000	5,000,000
Series Merlots 00 K, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(g)	15,265,000	15,265,000
Series MSDW 00 396, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	3,800,000	3,800,000
Series PA 606, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	2,500,000	2,500,000
Series PA 965 R, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,200,000	3,200,000
Series SG 53, 1.35% (Liquidity Facility Societe Generale) (b)(g)	12,940,000	12,940,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Participating VRDN: - continued
Series SGA 89, 1.6% (Liquidity Facility Societe Generale) (b)(g)	$ 8,200,000	$ 8,200,000
East Brunswick Township Gen. Oblig. BAN:
2.5% 12/6/02	1,400,000	1,403,533
2.7% 3/19/03	4,426,900	4,457,217
3.35% 6/13/02	7,900,000	7,901,618
Englewood Gen. Oblig. BAN 3% 7/12/02	9,487,051	9,490,364
Essex County Impt. Auth. Proj. Rev. (County Asset Sale Proj.) Series 1995, 1.3% (AMBAC Insured) (BPA JPMorgan Chase Bank), VRDN (b)	2,745,000	2,745,000
Highland Park Gen. Oblig. BAN 1.85% 8/23/02	5,163,410	5,164,569
Jefferson Township Gen. Oblig. BAN 3% 7/12/02	6,794,501	6,797,470
Lakewood Township Gen. Oblig. BAN:
Series A, 1.85% 10/4/02	7,402,700	7,405,670
Series B, 3% 4/25/03	682,000	686,192
3% 10/4/02	2,596,300	2,603,253
Manalapan Township Gen. Oblig. BAN 2.75% 10/10/02	4,674,500	4,684,332
Mercer County Impt. Auth. Rev. (Atlantic Foundation & Johnson Proj.) Series 1998, 1.35% (MBIA Insured), VRDN (b)	17,300,000	17,300,000
Middlesex County Impt. Auth. Rev. BAN (Woodbridge Township Guaranteed Proj.) 2.25% 3/26/03	9,700,000	9,740,421
Montclair Township Gen. Oblig. BAN 2.5% 5/16/03	9,000,000	9,054,903
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Encap Golf Hldgs. LLC Proj.) Series 2001 A, 1.3%, LOC Bayerische Landesbank Girozentrale, VRDN (b)(e)	12,650,000	12,650,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev.:
Participating VRDN:
Series MSDW 00 371, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	14,370,000	14,370,000
Series MSDW 98 161, 1.4% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(g)	1,625,000	1,625,000
(Natural Gas Co. Proj.):
Series 1998 A, 1.35% (AMBAC Insured), VRDN (b)	2,000,000	2,000,000
Series 1998 B, 1.35% (AMBAC Insured), VRDN (b)(e)	6,600,000	6,600,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Hoffman-Roche, Inc. Proj.) Series 1985, 1.45%, LOC Wachovia Bank NA, VRDN (b)	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.:
Participating VRDN:
Series FRRI 01 N10, 1.35% (Liquidity Facility Bank of New York NA) (b)(g)	$ 9,150,000	$ 9,150,000
Series MSDW 01 572, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	11,260,000	11,260,000
(E.P. Henry Corp. Proj.) 1.4%, LOC Wachovia Bank NA, VRDN (b)(e)	490,000	490,000
(El Dorado Term. Co. Proj.) Series 1999 A, 2.25%, VRDN (b)	1,200,000	1,200,000
(Jewish Home Rockleigh Proj.) Series B, 1.35%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	9,780,000	9,780,000
(LPS Inds. Proj.) 1.45%, LOC Wachovia Bank NA, VRDN (b)(e)	6,100,000	6,100,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. Bonds (Dallas Airmotive, Inc. Proj.) Series 2000, 1.95%, tender 12/3/02, LOC Bayerische Landesbank Girozentrale (b)(e)	11,560,000	11,560,000
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series MSDW 00 417, 1.4% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(g)	3,860,000	3,860,000
New Jersey Edl. Facilities Auth. Rev. (College of New Jersey Proj.) Series 1999 A, 1.35% (AMBAC Insured), VRDN (b)	1,790,000	1,790,000
New Jersey Gen. Oblig.:
Bonds:
Series D, 5.4% 2/15/03	1,125,000	1,154,565
5% 3/1/03	3,000,000	3,075,768
Participating VRDN:
Series FRRI L8, 1.4% (Liquidity Facility Lehman Brothers, Inc.) (b)(g)	9,950,000	9,950,000
Series MSDW 01 549, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	11,390,000	11,390,000
Series PA 903R, 1.3% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,390,000	5,390,000
TRAN Series C, 3% 6/14/02	13,000,000	13,004,571
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN:
Series 1999 V, 1.45% (Liquidity Facility Bank of America NA) (b)(e)(g)	9,070,000	9,070,000
Series Merlots 00 A2, 1.45% (Liquidity Facility Wachovia Bank NA) (b)(e)(g)	2,480,000	2,480,000
Series PA 117, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	2,560,000	2,560,000
Series PT 118, 1.35% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	31,075,000	31,075,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Participating VRDN: - continued
Series PT 1289, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	$ 2,480,000	$ 2,480,000
Series PT 287, 1.6% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(e)(g)	13,115,000	13,115,000
Series PT 349, 1.35% (Liquidity Facility Banco Santander Central Hispano SA) (b)(e)(g)	7,095,000	7,095,000
Series PT 456, 1.35% (Liquidity Facility BNP Paribas SA) (b)(e)(g)	5,380,000	5,380,000
New Jersey Sports & Exposition Auth. Contract Rev. Series B1, 1.25% (MBIA Insured), VRDN (b)	24,000,000	24,000,000
New Jersey Sports & Exposition Auth. Convention Ctr. Luxury Tax Rev. Bonds Series A, 6.25% 7/1/20 (MBIA Insured) (Pre-Refunded to 7/1/02 @ 102) (f)	5,000,000	5,119,938
New Jersey Tpk. Auth. Rev. Participating VRDN:
Series AAB 00 6, 1.34% (Liquidity Facility ABN-AMRO Bank NV) (b)(g)	33,720,000	33,720,000
Series EGL 00 3001, 1.35% (Liquidity Facility Citibank NA, New York) (b)(g)	17,315,000	17,315,000
Series EGL 00 3002, 1.35% (Liquidity Facility Citibank NA, New York) (b)(g)	2,000,000	2,000,000
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series PA 614, 1.45%, tender 8/22/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	3,825,000	3,825,000
Participating VRDN:
Series Merlots 00 EEE, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(g)	5,100,000	5,100,000
Series ROC 00 8, 1.35% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	13,845,000	13,845,000
Series ROC II 00 R20, 1.35% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)	20,735,000	20,735,000
New Jersey Trans. Trust Fund Auth.:
Bonds Series ROC II 00 R21, 2%, tender 10/10/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(g)(h)	3,000,000	3,000,000
Participating VRDN:
Series BA 00 C, 1.4% (Liquidity Facility Bank of America NA) (b)(g)	3,500,000	3,500,000
Series MSDW 00 224, 1.37% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	5,495,000	5,495,000
Series MSDW 01 524, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	13,395,000	13,395,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Participating VRDN:
Series MSDW 98 54, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	$ 1,300,000	$ 1,300,000
Series PA 646, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	5,020,000	5,020,000
Series PA 937R, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	8,165,000	8,165,000
New Jersey Transit Corp. Participating VRDN Series MSDW 00 393, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)(h)	13,595,000	13,595,000
Princeton Borough Gen. Oblig. BAN 2.5% 11/15/02	4,950,000	4,966,239
Raritan Township Gen. Oblig. BAN 3% 9/12/02	8,235,000	8,245,411
Red Bank Borough Gen. Oblig. BAN 2.25% 8/13/02	6,031,500	6,034,468
Roxbury Township Gen. Oblig. BAN 2.5% 12/12/02	4,201,087	4,213,558
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Participating VRDN:
Series MSDW 00 380, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(g)	19,420,000	19,420,000
Series PA 357, 1.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(g)	7,660,000	7,660,000
Somerset County Indl. Poll. Cont. Fing. Auth. Rev. (American Cyanamid Co. Proj.) 1.65% (Wyeth Guaranteed), VRDN (b)	4,000,000	4,000,000
South Orange & Maplewood School District BAN 1.65% 11/29/02	5,100,000	5,101,217
Sparta Township Gen. Oblig. BAN 2.75% 6/6/03 (a)	6,800,000	6,862,560
Summit Gen. Oblig. BAN 2.6% 2/7/03	3,269,000	3,292,197
Union County Impt. Auth. Rev. (Cedar Glen Hsg. Corp. Proj.) 1.35%, LOC Fannie Mae, VRDN (b)(e)	10,000,000	10,000,000
Univ. of Medicine & Dentistry Series 2002 B, 1.4% (AMBAC Insured), VRDN (b)	37,925,000	37,925,000
Washington Township Board of Ed. Mercer County BAN 2% 10/10/02	5,000,000	5,006,574
West Windsor Plainsboro Reg'l. School District BAN 3.25% 7/23/02	13,000,000	13,010,809
		800,387,581
New York & New Jersey - 11.4%
Port Auth. New York & New Jersey:
Participating VRDN:
Series PT 418, 1.39% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,000,000	4,000,000
Series PT 440, 1.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(g)	4,605,000	4,605,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
New York & New Jersey - continued
Port Auth. New York & New Jersey: - continued
Participating VRDN:
Series Putters 177, 1.4% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	$ 2,500,000	$ 2,500,000
Series ROC II R43, 1.4% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	6,310,000	6,310,000
Series ROC II R95, 1.4% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(e)(g)	6,155,000	6,155,000
Series SG 96 52, 1.37% (Liquidity Facility Societe Generale) (b)(e)(g)	7,485,000	7,485,000
Series 1991, 1.6%, VRDN (b)(e)(h)	8,800,000	8,800,000
Series 1992, 1.475%, VRDN (b)(h)	6,800,000	6,800,000
Series 1995, 1.475%, VRDN (b)(e)(h)	9,400,000	9,400,000
Series 1996 2, 1.75%, VRDN (b)(e)	3,500,000	3,500,000
Series 1997 1, 1.475%, VRDN (b)(h)	8,900,000	8,900,000
Series 1997 1A, 1.65%, VRDN (b)	2,800,000	2,800,000
Series A, 1.45% 9/10/02, CP (e)	5,325,000	5,325,000
Series B, 1.55% 6/14/02, CP	4,000,000	4,000,000
Port Auth. New York & New Jersey Spl. Oblig. Rev.:
Participating VRDN:
Series FRRI 00 N18, 1.4% (Liquidity Facility Bank of New York NA) (b)(e)(g)	13,400,000	13,400,000
Series MSDW 00 243, 1.4% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(g)	1,650,000	1,650,000
Series MSDW 00 331, 1.4% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(g)	14,330,000	14,330,000
Series MSDW 00 353, 1.4% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(g)	5,870,000	5,870,000
Series MSDW 98 157, 1.4% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (b)(e)(g)	1,790,000	1,790,000
Series Putters 192, 1.4% (Liquidity Facility JPMorgan Chase Bank) (b)(e)(g)	5,300,000	5,300,000
Series 1R, 1.7% (BPA Bayerische Landesbank Girozentrale), VRDN (b)(e)	4,200,000	4,200,000
Series 3, 1.65%, VRDN (b)	1,500,000	1,500,000
Series 6, 1.8%, VRDN (b)(e)	4,800,000	4,800,000
		133,420,000
Puerto Rico - 0.6%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN Series Merlots 00 EE, 1.4% (Liquidity Facility Wachovia Bank NA) (b)(g)	7,560,000	7,560,000
Municipal Securities - continued
	Shares	Value (Note 1)
Other - 14.6%
Fidelity Municipal Cash Central Fund, 1.57% (c)(d)	170,633,180	$ 170,633,180
TOTAL INVESTMENT PORTFOLIO - 96.1%		1,121,955,761
NET OTHER ASSETS - 3.9%		45,598,353
NET ASSETS - 100%		$ 1,167,554,114
Total Cost for Income Tax Purposes $ 1,121,955,761
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.
(g) Provides evidence of ownership in one or more underlying municipal bonds.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
New Jersey Trans. Trust Fund Auth. Bonds Series ROC II 00 R21, 2%, tender 10/10/02 (Liquidity Facility Salomon Smith Barney Hldgs., Inc.)	2/15/01	$ 3,000,000
New Jersey Transit Corp. Participating VRDN Series MSDW 00 393, 1.35% (Liquidity Facility Morgan Stanley Dean Witter & Co.)	7/19/01	$ 13,595,000
Port Auth. New York & New Jersey: Series 1991, 1.6%, VRDN	6/18/91	$ 8,800,000
Series 1992, 1.475%, VRDN	2/14/92	$ 6,800,000
Series 1995, 1.475%, VRDN	9/15/95	$ 9,400,000
Series 1997 1, 1.475%, VRDN	9/15/97	$ 8,900,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $50,495,000 or 4.3% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 1,121,955,761
Cash		56,919,205
Receivable for investments sold		3,197
Receivable for fund shares sold		8,457,293
Interest receivable		6,315,680
Other receivables		36,394
Total assets		1,193,687,530
Liabilities
Payable for investments purchased Regular delivery	$ 5,780,000
Delayed delivery	15,926,109
Payable for fund shares redeemed	3,915,748
Accrued management fee	367,036
Other payables and accrued expenses	144,523
Total liabilities		26,133,416
Net Assets		$ 1,167,554,114
Net Assets consist of:
Paid in capital		$ 1,167,390,186
Accumulated net realized gain (loss) on investments		163,928
Net Assets, for 1,167,291,155 shares outstanding		$ 1,167,554,114
Net Asset Value, offering price and redemption price per share ($1,167,554,114 ÷ 1,167,291,155 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity New Jersey Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2002 (Unaudited)
Investment Income
Interest		$ 9,159,906
Expenses
Management fee	$ 2,200,907
Transfer agent fees	675,097
Accounting fees and expenses	67,965
Non-interested trustees' compensation	1,890
Custodian fees and expenses	8,607
Registration fees	4,157
Audit	12,772
Legal	12,233
Miscellaneous	5,364
Total expenses before reductions	2,988,992
Expense reductions	(278,796)	2,710,196
Net investment income		6,449,710
Net Realized Gain (Loss) on Investment securities		163,928
Net increase in net assets resulting from operations		$ 6,613,638

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 6,449,710	$ 25,709,159
Net realized gain (loss)	163,928	3,708
Net increase (decrease) in net assets resulting from operations	6,613,638	25,712,867
Distributions to shareholders from net investment income	(6,449,710)	(25,709,159)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,406,574,549	2,753,520,232
Reinvestment of distributions	6,310,748	25,385,615
Cost of shares redeemed	(1,364,226,494)	(2,586,728,867)
Net increase (decrease) in net assets and shares resulting from share transactions	48,658,803	192,176,980
Total increase (decrease) in net assets	48,822,731	192,180,688
Net Assets
Beginning of period	1,118,731,383	926,550,695
End of period	$ 1,167,554,114	$ 1,118,731,383

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31 2002,	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.006	.025	.034	.026	.029	.030
Distributions from net investment income	(.006)	(.025)	(.034)	(.026)	(.029)	(.030)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	0.55%	2.55%	3.50%	2.68%	2.93%	3.03%
Ratios to Average Net Assets D
Expenses before expense reductions	.52% A	.53%	.55%	.58%	.60%	.61%
Expenses net of voluntary waivers, if any	.52% A	.53%	.55%	.58%	.60%	.61%
Expenses net of all reductions	.47% A	.48%	.55%	.58%	.59%	.61%
Net investment income	1.11% A	2.49%	3.47%	2.65%	2.90%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,167,554	$ 1,118,731	$ 926,551	$ 697,926	$ 590,490	$ 487,661

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan New Jersey Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Spartan New Jersey Municipal Money Market Fund and Fidelity® New Jersey Municipal Money Market Fund (the money market funds) are funds of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of New Jersey. The following summarizes the significant accounting policies of the income fund and the money market funds.

Security Valuation.

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, investments in open-end investment companies are valued at their net asset value each business day. The following summarizes the security valuation policies of the funds.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost.

Money Market Funds. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The Schedules of Investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures transactions, market discount, capital loss carryforwards and losses deferred due to futures transactions. There were no significant book-to-tax differences for the money market funds.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid-in-capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the income fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the fund, but resulted in a $137,517 increase to the cost of securities held and a corresponding increase to accumulated net undistributed realized gain (loss), based on securities held by the fund on December 1, 2001.

The effect of this change during the period, was to increase net investment income (loss) by $21,158; decrease net unrealized appreciation/ depreciation by $19,017; and decrease net realized gain (loss) by $2,141. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the income fund and Fidelity New Jersey Municipal Money Market Fund with investment management related services for which the funds pay a monthly management fee.

The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each fund's average net assets. The group fee rate decreases as assets under management increase and increases as assets under

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management decrease. For the period, each fund's annualized management fee rate expressed as a percentage of each fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Spartan New Jersey Municipal Income Fund	.25%	.13%	.38%
Fidelity New Jersey Municipal Money Market Fund	.25%	.13%	.38%

FMR and its affiliates provide Spartan New Jersey Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, Inc. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund and Fidelity New Jersey Municipal Money Market Fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Spartan New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.12%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Spartan New Jersey Municipal Money Market Fund	$ 228,980
Fidelity New Jersey Municipal Money Market Fund	$ 642,400

Semiannual Report

5. Expense Reductions.

FMR agreed to reimburse certain funds to the extent operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser

Spartan New Jersey Municipal Money Market Fund	.35%	$ 216,963

Through arrangements with the income fund's and Fidelity New Jersey Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan New Jersey Municipal Income Fund	$ 4,059	$ 43,585
Fidelity New Jersey Municipal Money Market Fund	$ 8,588	$ 270,208

In addition, through an arrangement with Spartan New Jersey Municipal Money Market Fund's custodian and transfer agent, $120,455 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

NJN-SANN-0702 157518
1.704871.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

Florida Municipal
Income Fund

and

Fidelity®
Florida Municipal
Money Market Fund

(formerly Spartan Florida
Municipal Money Market Fund)

Semiannual Report

May 31, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Spartan Florida Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The managers' review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Florida Municipal Money Market Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Disappointing earnings reports and growing concerns about corporate accounting standards overwhelmed good news on the economic front, resulting in negative returns for most popular benchmarks of U.S. stock performance through the first five months of 2002. As is typical when equities are in turmoil, investors retreated to the fixed-income markets, which explains the positive performance of nearly every bond category year to date.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Florida Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan® FL Municipal Income	2.61%	6.54%	33.09%	92.20%
LB Florida Municipal Bond	2.67%	6.55%	35.25%	n/a*
Florida Municipal Debt Funds Average	1.97%	5.49%	28.09%	79.09%

Cumulative total returns show the fund's performance over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Florida Municipal Bond Index - a market value-weighted index of Florida investment-grade municipal bonds with maturities of one year or more. To measure how the fund's performance stacked up against its peers, you can compare it to the Florida municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 60 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan FL Municipal Income	6.54%	5.88%	6.75%
LB Florida Municipal Bond	6.55%	6.23%	n/a*
Florida Municipal Debt Funds Average	5.49%	5.07%	5.99%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan Florida Municipal Income Fund

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Spartan® Florida Municipal Income Fund on May 31, 1992. As the chart shows, by May 31, 2002, the value of the investment would have grown to $19,220 - a 92.20% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a market value-weighted index of investment-grade municipal bonds with maturities of one year or more - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $19,223 - a 92.23% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Total Return Components

	Six months ended May 31,	Years ended November 30,
	2002	2001	2000	1999	1998	1997
Dividend returns	2.26%	4.89%	5.15%	4.39%	4.77%	5.00%
Capital returns	0.35%	3.71%	2.29%	-6.04%	2.63%	1.69%
Total returns	2.61%	8.60%	7.44%	-1.65%	7.40%	6.69%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended May 31, 2002	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.37¢	25.68¢	51.91¢
Annualized dividend rate	4.47%	4.49%	4.51%
30-day annualized yield	3.75%	-	-
30-day annualized tax-equivalent yield	5.77%	-	-

Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.51 over the past one month, $11.47 over the past six months and $11.51 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield if you're in the 35.00% federal income tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan Florida Municipal Income Fund

Fund Talk: The Managers' Overview

Market Recap

Continuing a recent trend, tax-free municipal bonds outperformed the returns of most categories of investment-grade taxable bonds during the six-month period ending May 31, 2002. That in and of itself was good news for municipal bond investors. But when you consider that muni bondholders were getting a better absolute return even before factoring in the higher tax-equivalent yield that munis offer, the news got even better. The steadiness of municipal bond performance during the past six months also attracted equity investors, who'd become shell-shocked by the number of earnings disappointments and corporate accounting irregularities. Other than a difficult December 2001 and March 2002, when stocks rallied and fears of potential interest rate hikes peaked, municipal bonds offered investors solid gains. For the overall six-month period, the muni market gained 2.59% according to the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds. That beat the return of the Lehman Brothers Aggregate Bond Index - a proxy for the taxable bond market - which advanced 2.25%. The muni market also outperformed most major equity benchmarks during the past six months, including the Dow Jones Industrial AverageSM, Standard & Poor's 500SM Index and the NASDAQ Composite® Index.

(Portfolio Manager photograph)
Note to shareholders: The following is an interview with Christine Thompson, who managed Spartan Florida Municipal Income Fund during the period covered by this report, with additional comments from Doug McGinley, who became manager of the fund effective June 1, 2002.

Q. How did the fund perform, Christine?

C.T. For the six-month period ending May 31, 2002, the fund returned 2.61%, while the Florida municipal debt funds average returned 1.97%, according to Lipper Inc. Additionally, the Lehman Brothers Florida Municipal Bond Index returned 2.67%. For the 12-month period ending May 31, 2002, the fund returned 6.54%, while the Lipper average returned 5.49% and the Lehman Brothers index gained 6.55%.

Q. What drove the fund's performance during the past six months?

C.T. It was a volatile period for the municipal market overall due to changing expectations about the economy, inflation, interest rates and the stock market. In December, investors began to anticipate an economic recovery, sending bond prices lower and fueling demand for stocks. Negative sentiment toward bonds continued into the first quarter of 2002, although munis outperformed most taxable bonds as investors sought out relatively high tax-free income. The low prices of municipal bonds helped provide the underpinnings for strong municipal performance in late March. Munis performed well again in April and May as concerns about conflicts in the Middle East and the war on terrorism mounted and the pace of the economic recovery was questioned. The Florida municipal market contended with a large increase in supply as issuers across the state floated more debt to offset budget shortfalls. But much of that supply was offset by strong demand. The fund beat its Lipper peer group due to my focus on securities that offered better value relative to other bonds.

Semiannual Report

Spartan Florida Municipal Income Fund
Fund Talk: The Managers' Overview - continued

Q. Why was this focus on valuations so important?

C.T. The dramatic shifts in market sentiment that characterized the past six months helped demonstrate how uncertain and volatile "market timing" strategies - in which a portfolio is positioned to take advantage of interest rate movements - can be. Rather than try to time the market, I took advantage of heightened volatility to buy bonds whose prices had come under pressure when their maturity, structure or sector temporarily fell out of favor.

Q. What were some of your other main strategies?

C.T. I maintained a defensive positioning in terms of credit quality, focusing on high-quality bonds. About 90% of the fund's investments were in bonds rated A or higher by Moody's Investors Service or Standard & Poor's® at the end of the period. In addition, approximately half of the fund's investments were insured, meaning their principal and interest payments - but not their prices - are guaranteed by a municipal bond insurer. I emphasized high-quality bonds because I didn't feel lower-quality bonds offered enough additional yield to compensate for their added risk and heightened susceptibility to an economic slowdown. I also emphasized municipal issues backed by streams of income that tend to be less sensitive in a slowing economy, such as those issued by electric utilities and transportation and water authorities. I kept a relatively small weighting in general obligation bonds issued by the state - which are backed by tax revenues - because Florida faces critical budget challenges as tax revenues dipped in response to the weak economy and expenses rose.

Q. Were there any disappointments?

C.T. A small number of our health care holdings lagged the overall sector, mainly due to increasingly tough competitive conditions. That said, the vast majority of the fund's more successful health care holdings performed quite well thanks in large part to their ability to pass on higher costs to insurers.

Q. Turning to you, Doug, what's ahead for the Florida municipal market and the fund?

D.M. In addition to the direction of interest rates, another factor I expect to affect the Florida municipal market for the remainder of 2002 will be the balance between supply and demand. I expect Florida municipal issuers to continue to turn to the debt markets as a way to help offset declining tax receipts and expanding costs, which likely means that supply will continue to be strong. So far this year, demand has helped offset increased supply, although it's unclear whether that will remain the case throughout the balance of the year. As for the fund, I plan to continue to maintain a bias toward research-driven strategies because I believe they are best positioned to weather a less-than-robust economy.

Semiannual Report

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks to provide a high level of current income exempt from federal income tax and the Florida intangible tax

Fund number: 427

Trading symbol: FFLIX

Start date: March 16, 1992

Size: as of May 31, 2002, more than $519 million

Manager: Doug McGinley, since June 2002; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1992

3

Doug McGinley on the Florida economy:

"Like many states across the country, Florida seemingly remains in a recession, although the worst of the effects of the tragic events of September 11 appear to have diminished. In fact, jobless claims seem to have leveled off, hotels have enjoyed better occupancy rates and most housing markets recently have enjoyed strong performance. Despite current difficulties, the outlook for the state's economy has turned more favorable as the national recession hopefully draws to a close and travel - one of the main components of the Florida economy - slowly recovered. That said, there are some reasons for caution. The meltdown in Argentina and its effect on the Latin American region has curtailed export activity from Florida companies. A continued rebound in tourism isn't necessarily a sure thing, especially if there are significant terror scares. On the other hand, pent-up demand for vacation and travel delayed after September 11 could mean that attendance at the state's theme parks will be strong this summer. Another factor working in Florida's favor over the long term is the aging American population, which should translate into more retired baby boomers moving into the state."

Semiannual Report

Spartan Florida Municipal Income Fund

Investment Changes

Top Five Sectors as of May 31, 2002
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	18.2	16.6
Special Tax	13.3	14.3
Escrowed/Pre-Refunded	13.0	11.7
Health Care	12.9	14.1
Transportation	12.8	12.5
Average Years to Maturity as of May 31, 2002
		6 months ago
Years	12.3	12.5
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of May 31, 2002
6 months ago
Years	6.6	6.4

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification

As of May 31, 2002 As of November 30, 2001

Aaa 74.5%	Aaa 67.8%
Aa, A 15.6%	Aa, A 18.8%
Baa 7.1%	Baa 10.6%
Not Rated 2.8%	Not Rated 2.8%

Rating percentages include securities rated by a nationally recognized rating agency and may include unrated securities considered by Fidelity to be of comparable quality. Amounts shown are as a percentage of the fund's investments.

Semiannual Report

Spartan Florida Municipal Income Fund

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.4%
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - 97.5%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Sys. Proj.):
6% 11/15/09 (Escrowed to Maturity) (e)	Baa1	$ 2,195,000	$ 2,402,406
6.05% 11/15/16 (Escrowed to Maturity) (e)	Baa1	6,230,000	6,994,857
Bay County Wtr. Sys. Rev. 5.7% 9/1/30 (AMBAC Insured)	Aaa	10,605,000	11,121,029
Boynton Beach Util. Sys. Rev. 5.5% 11/1/17 (FGIC Insured) (b)	AAA	2,965,000	3,165,256
Broward County Arpt. Sys. Rev.:
Series 1998 H1, 5.25% 10/1/11 (AMBAC Insured) (d)	Aaa	1,505,000	1,586,089
Series H1:
4.5% 10/1/03 (AMBAC Insured) (d)	Aaa	3,425,000	3,534,737
4.5% 10/1/04 (AMBAC Insured) (d)	Aaa	3,280,000	3,408,150
Broward County Gen. Oblig. Series 2001 A, 5.25% 1/1/21	Aa1	3,500,000	3,553,410
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev. 6.65% 8/1/21 (d)	Aaa	230,000	238,517
Cap. Projs. Fin. Auth. Student Hsg. Rev.:
5.5% 10/1/11 (MBIA Insured)	Aaa	2,275,000	2,430,610
5.5% 10/1/12 (MBIA Insured)	Aaa	1,460,000	1,560,725
5.5% 10/1/13 (MBIA Insured)	Aaa	1,265,000	1,349,540
Cape Canaveral Hosp. District Rev. Ctfs. 5.25% 1/1/18 (MBIA Insured)	Aaa	2,745,000	2,801,629
Clearwater Impt. Rev. Series 2001, 5.25% 2/1/22 (FSA Insured)	Aaa	2,200,000	2,227,038
Dade County Aviation Rev.:
(Miami Int'l. Arpt. Proj.):
Series A:
5.75% 10/1/03 (FSA Insured) (d)	Aaa	1,800,000	1,886,868
6% 10/1/08 (FSA Insured) (d)	Aaa	4,175,000	4,631,870
Series B, 5% 10/1/11 (FSA Insured) (d)	Aaa	3,300,000	3,435,267
Series B, 6.3% 10/1/05 (AMBAC Insured)	Aaa	1,200,000	1,313,952
Series C, 5.5% 10/1/11 (MBIA Insured)	Aaa	5,200,000	5,576,844
Series D, 5.75% 10/1/09 (AMBAC Insured) (d)	Aaa	2,125,000	2,290,559
Series Y, 5.3% 10/1/05	A1	3,460,000	3,639,920
Dade County Gen. Oblig.:
Series CC, 6.8% 10/1/03 (AMBAC Insured)	Aaa	1,050,000	1,116,255
Series DD, 7.7% 10/1/07 (AMBAC Insured)	Aaa	1,000,000	1,204,250
Dade County Resource Recovery Facilities Rev. 5.5% 10/1/09 (AMBAC Insured) (d)	Aaa	5,000,000	5,381,000
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - continued
Dade County School Board Ctfs. of Prtn. Series B, 5.75% 8/1/19 (AMBAC Insured) (Pre-Refunded to 8/1/06 @ 101) (e)	Aaa	$ 1,500,000	$ 1,671,360
Dade County Spl. Oblig. Series B:
0% 10/1/03 (AMBAC Insured)	Aaa	4,160,000	4,043,478
0% 10/1/04 (AMBAC Insured)	Aaa	5,045,000	4,752,340
0% 10/1/16 (AMBAC Insured) (Pre-Refunded to 10/1/08 @ 63.072) (e)	Aaa	4,300,000	2,120,588
0% 10/1/21 (AMBAC Insured) (Pre-Refunded to 10/1/08 @ 45.5634) (e)	Aaa	4,140,000	1,474,916
0% 10/1/23 (AMBAC Insured) (Pre-Refunded to 10/1/08 @ 40.1315) (e)	Aaa	12,230,000	3,837,529
0% 10/1/27 (AMBAC Insured) (Pre-Refunded to 10/1/08 @ 30.8464) (e)	Aaa	5,325,000	1,284,337
Dade County Wtr. & Swr. Sys. Rev. 5.25% 10/1/21 (FGIC Insured)	Aaa	2,970,000	3,005,670
De Soto County Cap. Impt. Rev.:
5.25% 10/1/21 (MBIA Insured)	Aaa	1,640,000	1,667,650
5.25% 10/1/22 (MBIA Insured)	Aaa	1,725,000	1,748,339
Dunedin Hosp. Rev. (Mease Health Care Proj.) 5.25% 11/15/06 (MBIA Insured)	Aaa	1,400,000	1,463,476
Duval County School District 6.3% 8/1/06 (AMBAC Insured)	Aaa	5,000,000	5,130,850
Escambia County Health Facilities Auth. Health Facilities Rev.:
(Baptist Hosp. & Baptist Manor Proj.):
5% 10/1/07	A3	1,210,000	1,247,982
6.75% 10/1/14	A3	400,000	419,200
6.75% 10/1/14 (Pre-Refunded to 10/1/03 @ 102) (e)	A3	2,555,000	2,775,726
(Baptist Hosp., Inc. Proj.) Series B, 6% 10/1/14	A3	2,825,000	2,850,905
Escambia County Sales Tax Rev. 5.55% 1/1/07 (FGIC Insured)	Aaa	2,000,000	2,074,660
Escambia County Utils. Auth. Util. Sys. Rev. Series B, 6.25% 1/1/15 (FGIC Insured)	Aaa	1,500,000	1,752,750
Florida Board of Ed. Cap. Outlay:
Series B:
5.5% 6/1/12	Aa2	7,945,000	8,725,040
5.625% 6/1/08 (Pre-Refunded to 6/1/05 @ 101) (e)	Aaa	1,000,000	1,091,470
Series C, 5.75% 6/1/29 (FGIC Insured)	Aaa	2,000,000	2,093,220
Series E, 5.625% 6/1/29	Aa2	3,000,000	3,104,280
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - continued
Florida Board of Ed. Cap. Outlay: - continued
Series F, 5.5% 6/1/17	Aa2	$ 3,000,000	$ 3,139,140
Series G, 5.25% 6/1/12 (FGIC Insured)	Aaa	8,000,000	8,662,720
Florida Board of Ed. Lottery Rev.:
Series 2000 A, 5.75% 7/1/11 (FGIC Insured)	Aaa	1,000,000	1,123,480
Series A, 5.5% 7/1/11 (AMBAC Insured)	Aaa	2,770,000	3,042,374
Florida Board of Ed. Pub. Ed.:
Series 2000 A, 5.25% 6/1/24	Aa2	1,400,000	1,409,212
Series A, 5.125% 6/1/30	Aa2	1,360,000	1,341,368
Series D, 5% 6/1/11	Aa2	1,160,000	1,234,588
Florida Dept. Envir. Protection Preservation Rev.:
Series 2001 A, 5.25% 7/1/08 (FSA Insured)	Aaa	5,000,000	5,434,300
Series A, 5.75% 7/1/10 (FGIC Insured)	Aaa	1,565,000	1,749,201
Florida Dept. of Trans. 5.375% 7/1/15 (MBIA Insured)	Aa2	2,110,000	2,265,001
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. (Dept. of Envir. Protection Proj.) Series 1997 B, 6% 7/1/10 (AMBAC Insured)	Aaa	1,030,000	1,168,072
Florida Hsg. Fin. Agcy. Rev. (Single Family Mtg. Prog.):
Series A:
6.35% 7/1/14	Aaa	800,000	830,368
6.55% 7/1/14 (d)	Aaa	1,240,000	1,293,556
Series B, 6.55% 7/1/17 (d)	Aaa	795,000	822,992
Florida Mid-Bay Bridge Auth. Rev. Series A, 6.875% 10/1/22 (Escrowed to Maturity) (e)	-	3,000,000	3,715,620
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.):
5.5% 10/1/18 (AMBAC Insured)	Aaa	1,350,000	1,427,814
5.5% 10/1/19 (AMBAC Insured)	Aaa	2,430,000	2,557,891
Gainesville Utils. Sys. Rev.:
Series A, 5.2% 10/1/22	Aa3	3,270,000	3,284,911
Series B, 5.5% 10/1/13	Aa3	1,500,000	1,585,515
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series A, 6.5% 10/1/05 (FGIC Insured) (d)	Aaa	3,550,000	3,666,334
Gulf Breeze Rev.:
Series 1985 C, 5%, tender 12/1/12 (FGIC Insured) (c)	Aaa	1,825,000	1,924,919
Series 1985 E:
4.375%, tender 12/1/04 (FGIC Insured) (c)	Aaa	1,000,000	1,047,440
4.625%, tender 12/1/05 (FGIC Insured) (c)	Aaa	1,040,000	1,099,831
5%, tender 12/1/11 (FGIC Insured) (c)	Aaa	1,330,000	1,409,827
5%, tender 12/1/13 (FGIC Insured) (c)	Aaa	1,465,000	1,533,679
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Proj.) Series 2001 A, 6% 11/15/31	Baa1	$ 2,300,000	$ 2,334,155
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 1999 A, 5.625% 8/15/19	Baa1	5,000,000	4,719,850
Hillsborough County Port District Spl. Refing. Rev. (Tampa Port Auth. Proj.):
6.5% 6/1/03 (FSA Insured) (d)	Aaa	2,000,000	2,091,520
6.5% 6/1/05 (FSA Insured) (d)	Aaa	2,000,000	2,190,880
Hillsborough County School Board Ctfs. of Ptrn. (Master Lease Prog.) Series A, 5.25% 7/1/22 (MBIA Insured)	Aaa	4,905,000	4,950,077
Hillsborough County School District Sales Tax Rev. 5.375% 10/1/16 (AMBAC Insured)	Aaa	6,000,000	6,350,700
Hillsborough County Util. Rev.:
Series A:
0% 8/1/05 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	5,200,000	4,720,404
0% 8/1/06 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	4,500,000	3,914,910
0% 8/1/07 (MBIA Insured) (Escrowed to Maturity) (e)	Aaa	6,500,000	5,394,154
5.5% 8/1/11 (AMBAC Insured)	Aaa	5,250,000	5,770,013
Jacksonville Elec. Auth. Rev.:
(Saint Johns River Proj.):
Series 10 Issue 2, 6.5% 10/1/03	Aa2	1,500,000	1,568,085
Series 16 Issue 2, 5.375% 10/1/13	Aa2	4,000,000	4,161,600
Series A, 6.125% 10/1/39	Aa3	4,160,000	4,535,482
Jacksonville Excise Tax Rev.:
Series B:
5.5% 10/1/10 (FGIC Insured) (d)	Aaa	1,540,000	1,682,558
5.5% 10/1/11 (FGIC Insured) (d)	Aaa	2,730,000	2,961,067
6.25% 10/1/05 (AMBAC Insured)	Aaa	1,000,000	1,035,520
Jacksonville Health Facilities Auth. Hosp. Rev. (Charity Obligated Group Proj.) Series A:
5.25% 8/15/08 (MBIA Insured)	Aaa	3,720,000	4,012,466
5.5% 8/15/05 (MBIA Insured)	Aaa	1,600,000	1,724,448
Jacksonville Health Facilities Auth. Indl. Dev. Rev. (Cypress Village/Nat'l. Benevolent Assoc. Proj.):
6.25% 12/1/23	Baa2	610,000	595,775
7% 12/1/14	Baa1	1,000,000	1,026,060
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - continued
Jacksonville Health Facilities Auth. Indl. Dev. Rev. (Cypress Village/Nat'l. Benevolent Assoc. Proj.): - continued
7% 12/1/22	Baa1	$ 2,000,000	$ 2,051,540
8% 12/1/24	Baa2	2,740,000	2,897,879
Jacksonville Indl. Dev. Rev. (Cargill, Inc. Proj.) 6.4% 3/1/11 (f)	-	1,250,000	1,279,475
Jacksonville Port Auth. Arpt. Rev. 5% 10/1/05 (FGIC Insured) (d)	Aaa	2,550,000	2,664,215
Jupiter Wtr. Rev.:
5.375% 10/1/16 (AMBAC Insured)	Aaa	1,040,000	1,106,030
5.375% 10/1/17 (AMBAC Insured)	Aaa	1,000,000	1,056,740
5.375% 10/1/18 (AMBAC Insured)	Aaa	1,160,000	1,218,046
Lakeland Elec. & Wtr. Rev. 0% 10/1/09 (FGIC Insured) (Escrowed to Maturity) (e)	Aaa	2,340,000	1,735,929
Lakeland Energy Sys. Rev.:
Series B, 5.5% 10/1/40 (MBIA Insured)	Aaa	3,000,000	3,056,190
5.5% 10/1/14 (MBIA Insured)	Aaa	1,000,000	1,078,090
Lee County Arpt. Rev. 5% 10/1/05 (FSA Insured) (b)	Aaa	3,500,000	3,733,345
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.) 6% 4/1/07 (MBIA Insured)	Aaa	2,310,000	2,551,464
Lee County Indl. Dev. Auth. Health Care Facilities Rev. (Shell Point Village Proj.):
Series A:
5.25% 11/15/07	BBB-	1,250,000	1,244,500
5.5% 11/15/09	BBB-	800,000	798,456
Series C, 5.5% 11/15/29	BBB-	4,075,000	3,555,438
Leesburg Hosp. Rev. (Leesburg Reg'l. Med. Ctr. Proj.) Series B, 5.625% 7/1/13	A2	2,795,000	2,829,798
Martin County Utils. Sys. Rev. 5.5% 10/1/16 (FGIC Insured)	Aaa	1,265,000	1,347,478
Melbourne Arpt. Rev.:
6.25% 10/1/02 (MBIA Insured) (d)	Aaa	260,000	263,947
6.25% 10/1/03 (MBIA Insured) (d)	Aaa	270,000	284,783
6.5% 10/1/04 (MBIA Insured) (d)	Aaa	290,000	314,288
6.5% 10/1/05 (MBIA Insured) (d)	Aaa	310,000	342,187
6.5% 10/1/06 (MBIA Insured) (d)	Aaa	325,000	363,922
6.75% 10/1/07 (MBIA Insured) (d)	Aaa	350,000	401,226
6.75% 10/1/08 (MBIA Insured) (d)	Aaa	375,000	431,610
6.75% 10/1/09 (MBIA Insured) (d)	Aaa	400,000	462,372
6.75% 10/1/10 (MBIA Insured) (d)	Aaa	425,000	496,634
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - continued
Miami Beach Stormwater Rev.:
5.375% 9/1/30 (FGIC Insured)	Aaa	$ 1,000,000	$ 1,010,640
5.75% 9/1/13 (FGIC Insured)	Aaa	1,380,000	1,536,671
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	Aaa	6,000,000	6,157,440
Miami-Dade County Aviation Rev.:
Series A, 5% 10/1/05 (FGIC Insured) (d)	Aaa	2,550,000	2,695,121
Series C, 5.25% 10/1/12 (MBIA Insured) (d)	Aaa	5,185,000	5,420,503
Miami-Dade County Edl. Facilities Auth. Rev. Series A, 5.75% 4/1/29 (AMBAC Insured)	Aaa	6,520,000	6,869,016
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Miami Childrens Hosp. Proj.) Series A, 5.5% 8/15/11 (AMBAC Insured)	Aaa	3,000,000	3,264,690
Miami-Dade County School Board Ctfs. of Prtn. Series A:
5.75% 10/1/12 (FSA Insured)	Aaa	2,530,000	2,783,380
5.75% 10/1/13 (FSA Insured)	Aaa	2,030,000	2,211,888
5.75% 10/1/14 (FSA Insured)	Aaa	2,000,000	2,163,520
North Miami Edl. Facilities Rev. (Johnson & Wales Univ. Proj.) Series A, 6.125% 4/1/20	-	6,605,000	6,797,602
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Oblig. Group Proj.):
5.75% 11/15/05 (AMBAC Insured)	Aaa	2,735,000	2,981,205
6.5% 11/15/30	Baa1	2,500,000	2,621,200
(Orlando Reg'l. Health Care Sys. Proj.):
Series 1999 D, 5.75% 10/1/11 (MBIA Insured)	Aaa	4,200,000	4,668,678
Series A, 6.25% 10/1/18 (MBIA Insured)	Aaa	2,500,000	2,913,000
Series A, 6% 10/1/05 (MBIA Insured)	Aaa	1,465,000	1,601,465
Orange County Hsg. Fin. Auth. Single Family Mtg. Rev. (Mtg. Backed Securities Prog.) 6.4% 10/1/14 (d)	AAA	975,000	1,014,556
Orange County School Board Ctfs. of Prtn. Series A:
5.25% 8/1/15 (AMBAC Insured)	Aaa	8,000,000	8,496,800
5.5% 8/1/15 (MBIA Insured)	A2	2,265,000	2,428,284
5.5% 8/1/16 (MBIA Insured)	A2	2,175,000	2,319,094
Orange County Tourist Dev. Tax Rev.:
5.5% 10/1/22 (AMBAC Insured)	Aaa	3,270,000	3,379,055
5.5% 10/1/31 (AMBAC Insured)	Aaa	8,485,000	8,668,531
Orlando & Orange County Expressway Auth. Rev. 5.097% 7/1/04 (FGIC Insured)	Aaa	6,600,000	6,889,278
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - continued
Orlando Utils. Commission Wtr. & Elec. Rev.:
Series 2001, 5.25% 10/1/20	Aa1	$ 7,000,000	$ 7,153,160
Sub Series D, 6.75% 10/1/17	Aa2	7,250,000	8,709,208
5.538% 10/31/13 (Pre-Refunded to 10/1/03 @ 102) (e)	Aaa	9,400,000	10,085,918
Palm Beach County Gen. Oblig. (Land Acquisition Proj.) Series A:
5.375% 6/1/13	Aa1	2,260,000	2,427,986
5.5% 6/1/15	Aa1	1,000,000	1,070,480
Palm Beach County School Board Ctfs. of Prtn. Series A:
5.375% 8/1/14 (FSA Insured)	Aaa	2,060,000	2,213,388
5.5% 8/1/21 (AMBAC Insured)	Aaa	2,500,000	2,603,375
Palm Beach County School District 5% 8/1/07 (MBIA Insured)	Aaa	7,000,000	7,537,110
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
5.75% 4/1/04 (AMBAC Insured) (d)	Aaa	3,380,000	3,568,165
6% 4/1/08 (AMBAC Insured) (d)	Aaa	2,400,000	2,650,512
6% 4/1/10 (AMBAC Insured) (d)	Aaa	5,770,000	6,404,065
6% 4/1/11 (AMBAC Insured) (d)	Aaa	5,000,000	5,557,650
Pensacola Arpt. Rev. Series A, 6.125% 10/1/18 (MBIA Insured) (d)	Aaa	1,500,000	1,624,935
Pinellas County Cap. Impt. Rev. 5.75% 1/1/09 (FGIC Insured)	Aaa	2,500,000	2,768,775
Plantation Health Facilities Auth. Rev. (Covenant Retirement Communities, Inc. Proj.) 7.75% 12/1/22 (Pre-Refunded to 12/1/02 @ 102) (e)	-	2,500,000	2,625,200
Polk County Indl. Dev. Auth. Indl. Dev. Rev. (Winter Haven Hosp. Proj.) Series 2, 6.25% 9/1/15 (MBIA Insured)	Aaa	1,380,000	1,433,558
Saint Petersburg Pub. Impt. Rev. 5% 2/1/10 (MBIA Insured)	Aaa	5,895,000	6,272,752
Saint Petersburg Util. Tax Rev. Series 2002, 5% 6/1/09 (AMBAC Insured)	Aaa	2,560,000	2,742,170
South Broward Hosp. District Rev. 5.625% 5/1/32	A1	2,600,000	2,565,498
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Health Sys. Oblig. Group Proj.) 5.5% 10/1/05 (MBIA Insured)	Aaa	1,980,000	2,139,885
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	Aaa	995,000	1,259,272
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Florida - continued
Sunrise Util. Sys. Rev. Series A, 0% 10/1/02 (AMBAC Insured)	Aaa	$ 1,000,000	$ 994,420
Sunshine State Govt. Fing. Commission Rev. Series A, 5.5% 10/1/05 (FGIC Insured)	Aaa	1,000,000	1,084,050
Tampa Bay Wtr. Util. Sys. Rev.:
Series 1999, 5.75% 10/1/29 (FGIC Insured) (Pre-Refunded to 10/1/11 @ 100) (e)	Aaa	7,320,000	8,277,749
Series B, 5.125% 10/1/12 (FGIC Insured)	Aaa	3,005,000	3,178,839
0% 10/1/04 (FGIC Insured)	Aaa	6,000,000	5,658,420
Tampa Gen. Oblig. (Catholic Health East Proj.) Series A1:
4.7% 11/15/10 (MBIA Insured)	Aaa	1,500,000	1,540,200
5.5% 11/15/08 (MBIA Insured)	Aaa	1,000,000	1,084,970
Tampa Sales Tax Rev.:
Series 2001 A:
5.375% 10/1/18 (AMBAC Insured)	Aaa	2,465,000	2,588,349
5.375% 10/1/19 (AMBAC Insured)	Aaa	2,650,000	2,771,582
Series A, 5.375% 10/1/15 (AMBAC Insured)	Aaa	2,150,000	2,308,498
Tampa Sports Auth. Rev. (Stadium Proj.) 6% 1/1/05 (MBIA Insured)	Aaa	2,235,000	2,412,414
Tampa Wtr. & Swr. Rev.:
5.5% 10/1/07 (FSA Insured) (b)	Aaa	1,970,000	2,146,256
6% 10/1/13 (FSA Insured) (b)	Aaa	1,000,000	1,135,370
Volusia County Edl. Facilities Auth. Rev. (Embry Riddle Aeronautical Univ. Proj.) Series A, 6.125% 10/15/16	Baa2	2,500,000	2,634,400
Winter Park Gen. Oblig. 5.25% 7/1/18	Aa1	1,000,000	1,031,500
			506,413,699
Puerto Rico - 2.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (MBIA Insured)	Aaa	3,000,000	2,947,890
Series Y, 5.5% 7/1/36 (FSA Insured)	Aaa	2,400,000	2,504,760
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev. Series 2000 C, 6% 7/1/29	Baa1	3,000,000	3,272,010
Municipal Bonds - continued
Ratings (unaudited) (a)		Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series A, 5.5% 10/1/32 (Escrowed to Maturity) (e)	Aaa	$ 4,060,000	$ 4,244,446
Puerto Rico Muni. Fin. Agcy. Series A, 5.5% 8/1/23 (FSA Insured)	Aaa	1,750,000	1,823,885
			14,792,991
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $499,247,820)	521,206,690
NET OTHER ASSETS - (0.4)%	(1,932,150)
NET ASSETS - 100%	$ 519,274,540
Legend
(a) For certain securities not individually rated by a nationally recognized rating agency, the ratings listed have been assigned by Fidelity.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Jacksonville Indl. Dev. Rev. (Cargill, Inc. Proj.) 6.4% 3/1/11	7/9/92	$ 1,250,000
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	18.2%
Special Tax	13.3
Escrowed/Pre-Refunded	13.0
Health Care	12.9
Transportation	12.8
Water & Sewer	11.5
Electric Utilities	6.4
Others* (individually less than 5%)	11.9
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $86,202,864 and $76,137,468, respectively.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,279,475 or 0.2% of net assets.

Income Tax Information

At May 31, 2002, the aggregate cost of investment securities for income tax purposes was $498,761,299. Net unrealized appreciation aggregated $22,445,391, of which $23,195,500 related to appreciated investment securities and $750,109 related to depreciated investment securities.

At November 30, 2001, the fund had a capital loss carryforward of approximately $1,122,000 of which $1,115,000 and $7,000 will expire on November 30, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Florida Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value (cost $499,247,820) - See accompanying schedule		$ 521,206,690
Cash		6,505,434
Receivable for investments sold		1,219,015
Receivable for fund shares sold		852,290
Interest receivable		5,862,528
Other receivables		7,886
Total assets		535,653,843
Liabilities
Payable for investments purchased Regular delivery	$ 4,750,091
Delayed delivery	9,898,188
Payable for fund shares redeemed	706,444
Distributions payable	807,316
Accrued management fee	162,022
Other payables and accrued expenses	55,242
Total liabilities		16,379,303
Net Assets		$ 519,274,540
Net Assets consist of:
Paid in capital		$ 494,472,503
Undistributed net investment income		715,624
Accumulated undistributed net realized gain (loss) on investments		2,127,543
Net unrealized appreciation (depreciation) on investments		21,958,870
Net Assets, for 44,944,714 shares outstanding		$ 519,274,540
Net Asset Value, offering price and redemption price per share ($519,274,540 ÷ 44,944,714 shares)		$ 11.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Florida Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2002 (Unaudited)
Investment Income
Interest		$ 12,632,652
Expenses
Management fee	$ 973,107
Transfer agent fees	173,087
Accounting fees and expenses	79,998
Non-interested trustees' compensation	824
Custodian fees and expenses	4,519
Registration fees	18,411
Audit	15,836
Legal	5,201
Miscellaneous	1,266
Total expenses before reductions	1,272,249
Expense reductions	(82,808)	1,189,441
Net investment income (loss)		11,443,211
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	2,944,298
Futures contracts	35,208
Total net realized gain (loss)		2,979,506
Change in net unrealized appreciation (depreciation) on investment securities		(1,069,738)
Net gain (loss)		1,909,768
Net increase (decrease) in net assets resulting from operations		$ 13,352,979

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,443,211	$ 22,021,955
Net realized gain (loss)	2,979,506	26,522
Change in net unrealized appreciation (depreciation)	(1,069,738)	14,709,869
Net increase (decrease) in net assets resulting from operations	13,352,979	36,758,346
Distributions to shareholders from net investment income	(11,519,321)	(21,223,527)
Distributions to shareholders from net realized gain	-	(77,471)
Total distributions	(11,519,321)	(21,300,998)
Share transactions Net proceeds from sales of shares	95,183,143	159,871,166
Reinvestment of distributions	6,772,629	12,469,765
Cost of shares redeemed	(95,306,759)	(91,126,792)
Net increase (decrease) in net assets resulting from share transactions	6,649,013	81,214,139
Redemption fees	30,233	13,993
Total increase (decrease) in net assets	8,512,904	96,685,480
Net Assets
Beginning of period	510,761,636	414,076,156
End of period (including undistributed net investment income of $715,624 and undistributed net investment income of $798,179, respectively)	$ 519,274,540	$ 510,761,636
Other Information Shares
Sold	8,312,098	13,952,346
Issued in reinvestment of distributions	589,853	1,089,726
Redeemed	(8,328,323)	(7,961,617)
Net increase (decrease)	573,628	7,080,455

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 11.510	$ 11.100	$ 10.880	$ 11.670	$ 11.420	$ 11.230
Income from Investment Operations
Net investment income (loss)	.255 D, F	.547 D	.535 D	.515	.526	.539
Net realized and unrealized gain (loss)	.041 F	.393	.246	(.702)	.300	.190
Total from investment operations	.296	.940	.781	(.187)	.826	.729
Distributions from net investment income	(.257)	(.528)	(.535)	(.515)	(.526)	(.539)
Distributions from net realized gain	-	(.002)	(.025)	(.090)	(.050)	-
Distributions in excess of net realized gain	-	-	(.003)	-	-	-
Total distributions	(.257)	(.530)	(.563)	(.605)	(.576)	(.539)
Redemption fees added to paid in capital	.001	-	.002	.002	-	-
Net asset value, end of period	$ 11.550	$ 11.510	$ 11.100	$ 10.880	$ 11.670	$ 11.420
Total Return B, C	2.61%	8.60%	7.44%	(1.65)%	7.40%	6.69%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.49%	.51%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.50% A	.49%	.51%	.55%	.55%	.55%
Expenses net of all reductions	.46% A	.40%	.49%	.54%	.55%	.55%
Net investment income (loss)	4.46% A, F	4.78%	4.93%	4.56%	4.56%	4.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 519,275	$ 510,762	$ 414,076	$ 420,037	$ 448,482	$ 408,391
Portfolio turnover rate	30% A	12%	30%	25%	24%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The effect of this change during the period was to increase net investment income (loss) per share by $.001 and decrease net realized and unrealized gain (loss) per share by $.001. Without this change the ratio of net investment income (loss) to average net assets would have been 4.44%. Per share data, ratios and supplemental data for prior periods have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended May 31, 2002	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® FL Municipal Money Market	0.58%	1.64%	15.62%	32.87%
Florida Tax-Free Money Market Funds Average	0.45%	1.37%	14.60%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on August 24, 1992. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Florida tax-free money market funds average, which reflects the performance of tax-free money market funds with similar objectives tracked by iMoneyNet, Inc. The past six months average represents a peer group of 19 money market funds.

Average Annual Total Returns

Periods ended May 31, 2002	Past 1 year	Past 5 years	Life of fund
Fidelity FL Municipal Money Market	1.64%	2.95%	2.95%
Florida Tax-Free Money Market Funds Average	1.37%	2.76%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Florida Municipal Money Market Fund
Performance - continued

Yields

	6/3/02	2/25/02	12/3/01	9/3/01	5/28/01

Fidelity Florida Municipal Money Market Fund	1.20%	1.03%	1.52%	1.97%	2.77%

Florida Tax-Free Money Market Funds Average	1.00%	0.82%	1.24%	1.80%	2.54%

Fidelity Florida Municipal Money Market Fund - Tax-equivalent	1.85%	1.58%	2.34%	3.03%	4.26%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Florida tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which is based on an effective federal income tax rate of 35.00%. A portion of the fund's income may be subject to the federal alternative minimum tax. Figures for the Florida tax-free money market funds average are from iMoneyNet, Inc.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market will maintain a $1 share price.

3

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Michael Marchese, Portfolio Manager of Fidelity Florida Municipal Money Market Fund

Q. Mike, what was the investment environment like during the six months that ended May 31, 2002?

A. We witnessed a shift in the direction of Federal Reserve Board monetary policy during the period, as the Fed responded to a strengthening U.S. economy. In December 2001, the Fed lowered the rate that banks charge each other for overnight loans - known as the fed funds target rate - to 1.75%, its lowest level in 40 years. This rate cut was a continuation of the Fed's policy of lowering interest rates throughout 2001 in an attempt to stimulate economic growth. Since then, the Fed has kept the target rate unchanged, moving to a neutral stance that it has reaffirmed at subsequent meetings. Given the economy's strong growth in the first quarter of 2002 - gross domestic product grew at an annual rate of 5.6% - many investors anticipated that the Fed would quickly raise rates in order to temper growth and avoid inflation. However, it appears that the Fed remained uncertain about how much of this growth was attributable to an increase in inventories, as well as whether the unemployment rate had peaked - a traditional signal that the economy is poised for sustainable growth.

Q. What factors influenced the municipal money markets in general and Florida's in particular?

A. Typically, municipal interest rates spike in April as investors withdraw assets from municipal money market funds to pay federal and state income taxes. With the economy slowing in 2001, individual income tax bills payable in April 2002 were considerably lower than in 2001. Since less money flowed out of the market, the spike in interest rates that normally occurs was muted. Diminished economic activity also reduced state tax collections, leading to some deterioration in the credit quality of certain state and local governments. Florida was initially hit by reductions in sales tax collections due to reduced tourism after September 11. However, both state and municipal governments were able to stabilize their budgets by reducing spending, enabling them to generally maintain their solid credit quality.

Q. What was your strategy with the fund?

A. The fund's assets grew from $534 million at the beginning of the period to a high of $1.75 billion, the largest size the fund has ever reached. This growth occurred mainly in December, as shareholders invested in the fund to shelter some of their assets from the Florida intangibles tax levied on December 31 of each year. As money came in throughout December, my strategy was to keep the fund as fully invested as possible to assure exemption from the Florida intangibles tax. In January, the seasonal investment reversed, with cash starting to flow out of the fund. As a result, assets shrunk to $686 million at the end of May. As I liquidated many of the fund's positions, I focused on maximizing the return by taking advantage of opportunities all along the yield curve. I also positioned the fund to capitalize on an expected increase in rates toward the end of this year, as reflected in the futures market.

Semiannual Report

Fidelity Florida Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on May 31, 2002, was 1.25%, compared to 1.56% six months ago. The more recent seven-day yield was the equivalent of a 1.92% taxable rate of return for Florida investors in the 35% federal income tax bracket. Through May 31, 2002, the fund's six-month total return was 0.58%, compared to 0.45% for the Florida tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Mike?

A. At this point, it is evident to me that the Fed will likely raise rates eventually, given that the economy appears to be responding to the earlier Fed rate cuts and that the current historically low level of rates is probably not sustainable. I believe there is a good chance the Fed will start raising rates late in 2002 and municipal market rates could follow with increases of their own. In the interim, technical issues of supply and demand in the municipal markets should influence the level of municipal interest rates. The significant glut of supply expected to hit our market due to state and local shortfalls should also work to drive up rates. Accordingly, I plan to position the fund to capture these higher yields, if and when they materialize.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: high level of current income exempt from federal income tax and the Florida intangible tax, as is consistent with preservation of capital and liquidity

Fund number: 428

Trading symbol: FSFXX

Start date: August 24, 1992

Size: as of May 31, 2002, more than $686 million

Manager: Michael Marchese, since 2001; manager, several other Fidelity municipal money market funds; joined Fidelity in 1992

3

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 5/31/02	% of fund's investments 11/30/01	% of fund's investments 5/31/01
0 - 30	84.3	65.4	76.1
31 - 90	9.4	17.7	12.0
91 - 180	1.7	8.5	7.9
181 - 397	4.6	8.4	4.0
Weighted Average Maturity
	5/31/02	11/30/01	5/31/01
Fidelity Florida Municipal Money Market Fund	24 Days	44 Days	35 Days
Florida Tax-Free Money Market Funds Average *	27 Days	37 Days	30 Days
Asset Allocation (% of fund's net assets)
As of May 31, 2002	As of November 30, 2001
Variable Rate Demand Notes (VRDNs) 71.8%	Variable Rate Demand Notes (VRDNs) 50.3%
Commercial Paper (including CP Mode) 13.1%	Commercial Paper (including CP Mode) 27.6%
Tender Bonds 4.2%	Tender Bonds 3.6%
Municipal Notes 5.1%	Municipal Notes 7.9%
Other Investments 6.3%	Other Investments 5.5%
Net Other Assets** (0.5)%	Net Other Assets 5.1%
** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Investments May 31, 2002 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.5%
	Principal Amount	Value (Note 1)
Alaska - 0.7%
Valdez Marine Term. Rev. Bonds (Phillips Petroleum Co. Proj.) Series 1994 C, 2.9%, tender 1/1/03 (a)	$ 4,600,000	$ 4,600,000
Arizona - 1.7%
Maricopa County School District #4 Mesa Univ. Bonds 0% 7/1/02 (FGIC Insured)	5,895,000	5,886,670
Phoenix Indl. Dev. Auth. Rev. (Laura Dozer Ctr. Proj.) 1.55%, LOC Bank One, Illinois NA, VRDN (a)	1,830,000	1,830,000
Santa Cruz County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Citizens Communications Co. Proj.) Series 1988, 3.25% tender 6/24/02, CP mode (b)	4,000,000	4,000,000
		11,716,670
Arkansas - 0.7%
Arkansas Student Ln. Auth. Rev. Bonds Sr. Series A1, 6.05% 12/1/02 (b)	4,455,000	4,546,001
California - 2.2%
California Gen. Oblig. Variable Rate TRAN Series 2001 B, 1.6% 6/28/02 (a)	10,900,000	10,900,008
California Statewide Cmnty. Dev. Auth. Rev. Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 A, 2%, tender 1/2/03 (a)	4,000,000	4,000,000
		14,900,008
Delaware - 0.8%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 B, 1.8%, VRDN (a)(b)	5,500,000	5,500,000
District Of Columbia - 0.2%
Metro. Washington Arpt. Auth. Sys. Rev. 1.6% 7/1/02, LOC JPMorgan Chase Bank, CP (b)	1,600,000	1,600,000
Florida - 81.1%
Brevard County Edl. Facilities Auth. Rev. (Florida Institute of Technology Proj.) Series 2001 A, 1.65%, LOC Amsouth Bank NA, Birmingham, VRDN (a)	2,100,000	2,100,000
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 1.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,120,000	9,120,000
Brevard County School District TAN 2.75% 6/28/02	4,900,000	4,902,321
Broward County Gen. Oblig. Bonds Series B, 4% 1/1/03	4,225,000	4,281,125
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A27, 1.55% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,595,000	3,595,000
Series PT 589, 1.55% (Liquidity Facility Banco Santander Central Hispano SA) (a)(b)(c)	2,970,000	2,970,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Broward County Indl. Dev. Auth. Indl. Dev. Rev. (RIB Associates Proj.) Series 1989, 1.55%, LOC Suntrust Bank, VRDN (a)(b)	$ 835,000	$ 835,000
Broward County Indl. Dev. Rev. (Fast Real Estate Partners Ltd. Proj.) 1.55%, LOC Suntrust Bank, VRDN (a)(b)	1,500,000	1,500,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 1.5% (AMBAC Insured) (BPA Bank of Nova Scotia), VRDN (a)(b)	4,600,000	4,600,000
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series 2000 O, 1.55% (Liquidity Facility Bank of America NA) (a)(b)(c)	7,315,000	7,315,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (Brittant Bay Apts. Proj.) Series 2001 A, 1.5%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	3,350,000	3,350,000
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 1.65% (Monumental Life Ins. Co. Guaranteed), VRDN (a)(b)	28,475,000	28,475,000
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series BA 01 C, 1.52% (Liquidity Facility Bank of America NA) (a)(b)(c)	2,400,000	2,400,000
Series PA 129, 1.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	460,000	460,000
Series PT 519, 1.55% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	3,000,000	3,000,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.6% (Liquidity Facility Bank of New York NA) (a)(b)(c)	3,705,000	3,705,000
Escambia County Solid Waste Disp. Rev. (Monsanto Co. Proj.) Series 1993, 1.55%, VRDN (a)(b)	5,300,000	5,300,000
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 0902, 1.5% (Liquidity Facility Citibank NA, New York) (a)(c)	5,000,000	5,000,000
Series EGL 00 901, 1.5% (Liquidity Facility Citibank NA, New York) (a)(c)	6,100,000	6,100,000
Series EGL 01 0902, 1.5% (Liquidity Facility Citibank NA, New York) (a)(c)	23,360,000	23,360,000
Series MSDW 557, 1.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	4,310,000	4,310,000
Series Putters 137, 1.5% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	16,170,000	16,170,000
Series ROC II 136, 1.5% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(c)	4,800,000	4,800,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Florida Board of Ed. Lottery Rev.:
Bonds Series B:
4.5% 7/1/02 (FGIC Insured)	$ 4,400,000	$ 4,410,347
5% 7/1/02 (FGIC Insured)	5,000,000	5,011,651
Participating VRDN Series EGL 01 0906, 1.5% (Liquidity Facility Citibank NA, New York) (a)(c)	3,000,000	3,000,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs.:
Bonds:
(Dept. of Envir. Protection-Preservation Proj.) Series 2000 B, 5% 7/1/02 (FSA Insured)	2,000,000	2,003,670
Series PA 967R, 1.55%, tender 8/15/02 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	5,370,000	5,370,000
Participating VRDN Series MSDW 00 317, 1.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	1,100,000	1,100,000
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series 2000 J, 1.52% (Liquidity Facility Bank of America NA) (a)(b)(c)	4,435,000	4,435,000
Series FRRI 12, 1.6% (Liquidity Facility Bank of New York NA) (a)(b)(c)	10,175,000	10,175,000
Series PT 451, 1.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)(c)	3,490,000	3,490,000
(Riverside Apts. Proj.) Series 2000 1, 1.5%, LOC Bank of America NA, VRDN (a)(b)	14,200,000	14,200,000
(Valencia Village Apts. Proj.) Series G, 1.5%, LOC Fannie Mae, VRDN (a)(b)	5,880,000	5,880,000
(Waterford Pointe Apts. Proj.) Series 2000 E1, 1.5%, LOC Fannie Mae, VRDN (a)(b)	4,000,000	4,000,000
Florida Local Govt. Fin. Auth. Rev.:
(Lake Wales Med. Centers, Inc. Proj.) Series 1994, 1.75%, LOC Wachovia Bank NA, VRDN (a)	2,708,000	2,708,000
Series A, 1.7% 8/8/02, LOC Wachovia Bank NA, CP	3,525,000	3,525,000
Florida Tpk. Auth. Tpk. Rev. Participating VRDN Series MSDW 00 355, 1.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	8,417,500	8,417,500
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PA 535, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	4,800,000	4,800,000
Halifax Hosp. Med. Ctr. TAN 2.5% 3/14/03	6,480,000	6,512,381
Hillsborough County Aviation Auth. Rev. Series B, 1.6% 7/22/02, LOC Landesbank Baden-Wuerttemberg, CP (b)	4,000,000	4,000,000
Hillsborough County Hsg. Fin. Auth. Mtg. Rev. Bonds Series A2, 2.85% 8/1/02 (b)	1,850,000	1,850,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Lakewood Shores Apt. Proj.) Series 2000 A, 1.5%, LOC Bank of America NA, VRDN (a)(b)	$ 3,750,000	$ 3,750,000
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.):
1.6%, LOC Bank of America NA, VRDN (a)(b)	680,000	680,000
1.65%, LOC Bank of America NA, VRDN (a)(b)	900,000	900,000
Hillsborough County Port District Spl. Refing. Rev. Bonds (Tampa Port Auth. Proj.) 6.5% 6/1/02 (FSA Insured) (b)	2,000,000	2,000,000
Jacksonville Elec. Auth. Rev. Participating VRDN Series Merlots 00 FF, 1.5% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,970,000	9,970,000
Lake County Indl. Dev. Auth. Rev. (U.S. Nutraceuticals LLC Proj.) Series 2001, 1.6%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)(b)	2,000,000	2,000,000
Lakeland Elec. & Wtr. Rev. Participating VRDN Series EGL 96 0901, 1.57% (Liquidity Facility Citibank NA, New York) (a)(c)	5,600,000	5,600,000
Lee County Arpt. Rev. Participating VRDN Series 01 580X, 1.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)(c)	6,995,000	6,995,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 D, 1.55%, VRDN (a)	2,800,000	2,800,000
Series 1992 B, 1.55%, VRDN (a)	22,300,000	22,300,000
Lee County Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series 2001 A, 2.3%, tender 10/25/02 (a)	8,340,000	8,340,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Miranda Gardens Proj.) Series A, 1.49%, LOC Suntrust Bank, VRDN (a)(b)	2,500,000	2,500,000
Miami-Dade County Expressway Auth. Participating VRDN Series Putters 01 160, 1.5% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,995,000	7,995,000
Miami-Dade County Gen. Oblig. Series A:
1.4% 6/7/02, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (b)	8,200,000	8,200,000
1.7% 6/12/02, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (b)	8,137,000	8,137,000
1.7% 6/19/02, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (b)	15,800,000	15,800,000
1.75% 6/10/02, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (b)	8,961,000	8,961,000
1.75% 6/12/02, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP (b)	7,400,000	7,400,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 1.5% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 6,775,000	$ 6,775,000
Miami-Dade County Hsg. Fin. Auth. Participating VRDN Series Merlots 00 HHH, 1.55% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	4,055,000	4,055,000
Miami-Dade County School District TAN 3.5% 6/27/02	10,000,000	10,005,538
Ocean Hwy. & Port Auth. Rev. Series 1990, 1.55%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	1,000,000	1,000,000
Okeechobee County Solid Waste Rev. (Chambers Waste Sys. Proj.) Series 1992, 1.5%, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,300,000	4,300,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Charleston Club Apts. Proj.) Series A, 1.5%, LOC Amsouth Bank NA, Birmingham, VRDN (a)	7,250,000	7,250,000
(Glenn Millenia Proj.) Series 2001 C, 1.5%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	3,355,000	3,355,000
(Landings on Millenia Boulevard Apts. Proj.) Series A, 1.5%, LOC Key Bank Nat'l. Assoc., VRDN (a)(b)	7,200,000	7,200,000
(Osprey Ridge Apts. Proj.) Series 2000 H, 1.5%, LOC Fannie Mae, VRDN (a)(b)	5,200,000	5,200,000
(West Point Villas Apt. Proj.) Series 2000 F, 1.5%, LOC Fannie Mae, VRDN (a)(b)	5,750,000	5,750,000
Orange County Indl. Dev. Auth. Indl. Dev. Rev.:
(Advanced Drainage Sys., Inc. Proj.) 1.65%, LOC Nat'l. City Bank, VRDN (a)(b)	4,170,000	4,170,000
(Central Florida YMCA Proj.) Series A, 1.5%, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 1.725%, LOC Wachovia Bank NA, VRDN (a)	2,415,000	2,415,000
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 1.6%, LOC Bank of America NA, VRDN (a)(b)	3,125,000	3,125,000
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series PT 352, 1.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	3,980,000	3,980,000
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 1.55%, LOC ABN-AMRO Bank NV, VRDN (a)(b)	2,100,000	2,100,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 1.5%, LOC Amsouth Bank NA, Birmingham, VRDN (a)(b)	9,000,000	9,000,000
Polk County Indl. Dev. Auth. Indl. Dev. Rev. (Farmland Hydro LP Proj.) 1.5%, LOC RaboBank Nederland Coop. Central, VRDN (a)(b)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Florida - continued
Putnam County Dev. Auth. Poll. Cont. Rev.:
Bonds (Seminole Elec. Coop., Inc. Proj.) Series 1984 D, 1.85%, tender 6/17/02 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)	$ 5,900,000	$ 5,900,000
(Seminole Elec. Coop., Inc. Proj.):
Series 1984 H1, 1.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	15,965,000	15,965,000
Series 1984 H2, 1.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	11,715,000	11,715,000
(Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 1.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	5,040,000	5,040,000
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 1.55%, LOC Suntrust Bank, VRDN (a)(b)	1,095,000	1,095,000
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.):
Series 1985 A, 1.65% tender 8/13/02, LOC Suntrust Bank, CP mode	5,925,000	5,925,000
Series 1996 A, 1.75% tender 7/12/02, CP mode	1,000,000	1,000,000
Seminole County School District TAN 3.25% 8/14/02	3,000,000	3,006,646
Sumter County Indl. Auth. Rev. (Villages Tri-County Med. Ctr. Proj.) Series 2001, 1.5%, LOC Huntington Nat'l. Bank, Columbus, VRDN (a)	4,131,000	4,131,000
Sunshine State Govt. Fing. Commission Rev.:
Series G, 1.6% 7/1/02 (FGIC Insured), CP (b)	4,900,000	4,900,000
1.55% 7/23/02 (FGIC Insured), CP (b)	5,000,000	5,000,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 1.55%, LOC Wachovia Bank NA, VRDN (a)(b)	5,920,000	5,920,000
Tampa Bay Wtr. Util. Sys. Rev.:
Participating VRDN:
Series BA 01 N, 1.48% (Liquidity Facility Bank of America NA) (a)(c)	5,200,000	5,200,000
Series Merlots 01 A130, 1.5% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,000,000	3,000,000
Series MSDW 98 112, 1.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	4,885,000	4,885,000
1.55%, LOC Bank of America NA, VRDN (a)(b)	7,200,000	7,200,000
Volusia County School District Bonds 3.5% 8/1/02 (FGIC Insured)	5,300,000	5,307,286
		556,735,465
Georgia - 0.6%
DeKalb County Dev. Auth. Poll. Cont. Rev. (Gen. Motors Corp. Proj.) Series 1985, 2.05%, VRDN (a)	4,245,000	4,245,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Illinois - 0.7%
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Corp. Proj.) Series 1997, 2.15% tender 9/9/02, CP mode (b)	$ 3,300,000	$ 3,300,000
Illinois Student Assistance Commission Student Ln. Rev. Series 1998 A, 1.5% (MBIA Insured) (BPA Bank of America NA), VRDN (a)(b)	1,650,000	1,650,000
		4,950,000
Kansas - 0.4%
Kansas City Poll. Cont. Rev. (Gen. Motors Corp. Proj.) 2.05%, VRDN (a)	2,500,000	2,500,000
Kentucky - 1.6%
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN Series PT 628, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,000,000	1,000,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 1.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,700,000	1,700,000
Series 1984 B2, 1.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	8,150,000	8,150,000
		10,850,000
Louisiana - 0.9%
Louisiana Gen. Oblig. Bonds Series 1991 A, 1.55% tender 7/11/02, LOC Dexia Cr. Local de France, CP mode	1,480,000	1,480,000
West Baton Rouge Parish Indl. District #3 Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) 2.2% tender 6/3/02, CP mode	300,000	300,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 2.05%, VRDN (a)(b)	1,000,000	1,000,000
Series 1995, 2.05%, VRDN (a)(b)	3,500,000	3,500,000
		6,280,000
Maryland - 0.4%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 1.8% tender 7/10/02, CP mode (b)	1,000,000	1,000,000
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.7% tender 8/9/02, CP mode	1,000,000	1,000,000
Maryland Cmnty. Dev. Administration Dept. Hsg. & Cmnty. Dev. Bonds Series C, 1.65% 12/19/02 (b)	1,130,000	1,130,000
		3,130,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Michigan - 1.3%
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) Series 2000, 2.05%, VRDN (a)(b)	$ 3,800,000	$ 3,800,000
Michigan Strategic Fund Poll. Cont. Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1987:
2.25% tender 6/6/02, CP mode	500,000	500,000
2.3% tender 6/3/02, CP mode	600,000	600,000
(Gen. Motors Corp. Proj.) Series 1988 A, 1.8%, VRDN (a)	430,000	430,000
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.) Series 1993 A, 2.35%, VRDN (a)(b)	3,400,000	3,400,000
		8,730,000
Minnesota - 0.4%
Becker Poll. Cont. Rev.:
Bonds (Northern States Pwr. Co.-Sherburne County Generating Station Unit 3 Proj.) Series 1993 A, 1.9% tender 6/13/02, CP mode	1,700,000	1,700,000
(Northern States Pwr. Co.-Sherburne County Generating Station Units 1 & 2 Proj.) Series 2000 A, 2%, VRDN (a)	1,000,000	1,000,000
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN Series PT 627, 1.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	390,000	390,000
		3,090,000
Mississippi - 0.1%
Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 2.4%, VRDN (a)(b)	600,000	600,000
New Hampshire - 0.5%
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 01 A82, 1.55% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	3,300,000	3,300,000
Oklahoma - 0.5%
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MSDW 01 581, 1.55% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)(c)	3,170,000	3,170,000
Texas - 3.7%
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. (Dow Chemical Co. Proj.) Series 1993, 2.05%, VRDN (a)(b)	3,300,000	3,300,000
Houston Wtr. & Swr. Sys. Rev. Bonds Series C, 0% 12/1/02 (AMBAC Insured)	7,000,000	6,933,807
Lower Colorado River Auth. Rev. Participating VRDN Series MSDW 01 577, 1.48% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(c)	7,915,000	7,915,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Texas - continued
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 B, 1.65%, VRDN (a)(b)	$ 6,400,000	$ 6,400,000
Southeast Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series MSDW 01 661, 1.53% (Liquidity Facility Morgan Stanley Dean Witter & Co.) (a)(b)(c)	1,200,000	1,200,000
		25,748,807
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1985, 1.75% tender 7/10/02, CP mode	2,500,000	2,500,000
Washington - 0.7%
Port of Seattle Rev. Series 1999 A, 1.6%, LOC Commerzbank AG, VRDN (a)	4,900,000	4,900,000
Wisconsin - 0.9%
Oak Creek Poll. Cont. Rev. (Wisconsin Elec. Pwr. Co. Proj.) Series 1986, 1.75%, VRDN (a)	6,000,000	6,000,000
TOTAL INVESTMENT PORTFOLIO - 100.5%		689,591,951
NET OTHER ASSETS - (0.5)%		(3,216,313)
NET ASSETS - 100%		$ 686,375,638
Total Cost for Income Tax Purposes $ 689,591,951
Security Type Abbreviations
CP - COMMERCIAL PAPER
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Bonds Series PA 967R, 1.55%, tender 8/15/02 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/7/02	$ 5,370,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,370,000 or 0.8% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	May 31, 2002 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule		$ 689,591,951
Cash		15,126,489
Receivable for investments sold		3,000,000
Receivable for fund shares sold		5,031,818
Interest receivable		2,840,325
Other receivables		37,267
Total assets		715,627,850
Liabilities
Payable for fund shares redeemed	$ 28,942,285
Distributions payable	11,576
Accrued management fee	297,521
Other payables and accrued expenses	830
Total liabilities		29,252,212
Net Assets		$ 686,375,638
Net Assets consist of:
Paid in capital		$ 686,337,982
Accumulated net realized gain (loss) on investments		37,656
Net Assets, for 686,335,848 shares outstanding		$ 686,375,638
Net Asset Value, offering price and redemption price per share ($686,375,638 ÷ 686,335,848 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Florida Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2002 (Unaudited)
Investment Income
Interest		$ 6,812,124
Expenses
Management fee	$ 2,125,492
Non-interested trustees' compensation	386
Total expenses before reductions	2,125,878
Expense reductions	(204,970)	1,920,908
Net investment income		4,891,216
Net Realized Gain (Loss) on Investment securities		37,656
Net increase in net assets resulting from operations		$ 4,928,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2002 (Unaudited)	Year ended November 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 4,891,216	$ 16,056,658
Net realized gain (loss)	37,656	50,857
Net increase (decrease) in net assets resulting from operations	4,928,872	16,107,515
Distributions to shareholders from net investment income	(4,891,216)	(16,056,658)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,734,339,428	1,332,567,015
Reinvestment of distributions	4,742,222	14,094,216
Cost of shares redeemed	(1,609,039,117)	(1,289,280,530)
Net increase (decrease) in net assets and shares resulting from share transactions	130,042,533	57,380,701
Total increase (decrease) in net assets	130,080,189	57,431,558
Net Assets
Beginning of period	556,295,449	498,863,891
End of period	$ 686,375,638	$ 556,295,449

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2002	Years ended November 30,
	(Unaudited)	2001	2000	1999	1998	1997
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.006	.027	.037	.028	.031	.032
Distributions from net investment income	(.006)	(.027)	(.037)	(.028)	(.031)	(.032)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return B, C	.58%	2.69%	3.75%	2.85%	3.17%	3.29%
Ratios to Average Net Assets D
Expenses before expense reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.45% A	.45%	.48%	.46%	.48%	.49%
Net investment income	1.16% A	2.77%	3.66%	2.81%	3.13%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 686,376	$ 556,295	$ 498,864	$ 460,305	$ 452,878	$ 421,406

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2002 (Unaudited)

1. Significant Accounting Policies.

Spartan Florida Municipal Income Fund (the income fund) is a fund of Fidelity Court Street Trust. Fidelity Florida Municipal Money Market Fund (the money market fund) is a fund of Fidelity Court Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Each fund may be affected by economic and political developments in the state of Florida. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation.

Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. In addition, investments in open-end investment companies are valued at their net asset value each business day. The following summarizes the security valuation policies of the funds.

Income Fund. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADR's, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost.

Money Market Fund. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes all of its taxable income for the fiscal year. The schedules of investments include information, if any, regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective December 1, 2001, the funds, as applicable, adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. The cumulative effect of this accounting change had no impact on total net assets of the funds, but resulted in an increase or (decrease) to the cost of securities held and a corresponding increase (decrease) to accumulated net undistributed realized gain (loss) based on securities held by the funds on December 1, 2001:

Fund	Cost of Securities/ Accumulated gain (loss)
Spartan Florida Municipal Income Fund	$ 449,841

The effect of this change during the period resulted in an increase or (decrease) in net investment income, net unrealized appreciation/depreciation, and net realized gain (loss) as shown below. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

Fund	Net investment income	Net unrealized appreciation/depreciation	Net realized gain (loss)
Spartan Florida Municipal Income Fund	$ 57,101	$ (54,824)	$ (2,277)

Semiannual Report

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Futures Contracts. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of each applicable fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the income fund with investment management related services for which the income fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate of .25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide the money market fund with investment management related services for which the fund pays a monthly management fee of .50% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A.(Citibank) is the custodian, transfer agent and shareholder servicing agent for the income fund. Citibank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The income fund pay account fees and asset-based fees vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Florida Municipal Money Market Fund	$ $548,061

Semiannual Report

5. Expense Reductions.

Through arrangements with the income fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction

Spartan Florida Municipal Income Fund	$ 4,519	$ 78,289

In addition, through an arrangement with Fidelity Florida Municipal Money Market Fund's custodian and transfer agent, $204,970 of credits realized as a result of uninvested cash balances were used to reduce the fund's expenses.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

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Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

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Irvine, CA

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Larkspur, CA

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Los Angeles, CA

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Mission Viejo, CA

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Palm Desert, CA

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San Diego, CA

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San Francisco, CA

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Colorado

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Connecticut

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Naples, FL

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Georgia

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Illinois

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Maine

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Maryland

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Massachusetts

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Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

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Ladue, MO

New Jersey

150 Essex Street
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Morristown, NJ

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New York

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Pennsylvania

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Rhode Island

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Texas

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Austin, TX

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Dallas, TX

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Houston, TX

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Houston, TX

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Irving, TX

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San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

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Salt Lake City, UT

Virginia

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Washington

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Bellevue, WA

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Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
Accounts

Buying shares

Fidelity Investments
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Overnight Express
Fidelity Investments
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Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP6I

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602

Overnight Express
Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
 and Account Assistance 1-800-544-6666

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